MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the June 30, 2008 unaudited Semi-Annual Report for your New York Life Insurance and Annuity Corporation variable annuity policy, along with three supplements to your prospectus.

As you may have noticed this year, these reports have a new look. Previously, we provided a single book that contained the unaudited Separate Account financial information for your policy(ies) as well as the Semi-Annual Reports for the Investment Divisions available under our variable annuities. We have now separated the single large book into three books. The New York Life Insurance and Annuity Corporation unaudited Semi-Annual Report contains the Separate Account financial information, while the other books contain the Reports for the Investment Divisions: one for the MainStay VP Series Fund, Inc. and one Semi-Annual Report for the other Investment Divisions. Depending on where your money was invested as of June 30, 2008, your Semi-Annual package will contain either two of these books or all three of them.

The reports contain performance information, financial statements, notes and highlights and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

August 2008

                      SEMI-ANNUAL REPORT TABLE OF CONTENTS




Performance Summaries...................................................      4

NYLIAC Variable Annuity Separate Account-I (Non-Qualified Policies)
Statement of Assets and Liabilities.....................................      8
Statement of Operations.................................................     14
Statement of Changes in Net Assets......................................     20

NYLIAC Variable Annuity Separate Account-II (Tax Qualified Policies)
Statement of Assets and Liabilities.....................................     28
Statement of Operations.................................................     34
Statement of Changes in Net Assets......................................     40

NYLIAC Variable Annuity Separate Accounts-I & II
Notes to Financial Statements...........................................     48


THE 2008 SEMI-ANNUAL REPORT FOR THE MAINSTAY VP SERIES FUND, INC. IS PROVIDED TO THOSE NEW YORK LIFE VARIABLE ANNUITY POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING INVESTMENT DIVISIONS:

MAINSTAY VP BALANCED - SERVICE CLASS
MAINSTAY VP BOND - INITIAL CLASS
MAINSTAY VP CAPITAL APPRECIATION - INITIAL CLASS
MAINSTAY VP CASH MANAGEMENT
MAINSTAY VP COMMON STOCK - INITIAL CLASS
MAINSTAY VP CONSERVATIVE ALLOCATION - SERVICE CLASS
MAINSTAY VP CONVERTIBLE - INITIAL CLASS
MAINSTAY VP DEVELOPING GROWTH - INITIAL CLASS
MAINSTAY VP FLOATING RATE - SERVICE CLASS
MAINSTAY VP GOVERNMENT - INITIAL CLASS
MAINSTAY VP GROWTH ALLOCATION - SERVICE CLASS
MAINSTAY VP HIGH YIELD CORPORATE BOND - INITIAL CLASS

MAINSTAY VP ICAP SELECT EQUITY - INITIAL CLASS
MAINSTAY VP INTERNATIONAL EQUITY - INITIAL CLASS
MAINSTAY VP LARGE CAP GROWTH - INITIAL CLASS
MAINSTAY VP MID CAP CORE - INITIAL CLASS
MAINSTAY VP MID CAP GROWTH - INITIAL CLASS
MAINSTAY VP MID CAP VALUE - INITIAL CLASS
MAINSTAY VP MODERATE ALLOCATION - SERVICE CLASS
MAINSTAY VP MODERATE GROWTH ALLOCATION - SERVICE CLASS
MAINSTAY VP S&P 500 INDEX - INITIAL CLASS
MAINSTAY VP SMALL CAP GROWTH - INITIAL CLASS
MAINSTAY VP TOTAL RETURN - INITIAL CLASS

THE 2008 SEMI-ANNUAL FUNDS REPORT FOR NEW YORK LIFE VARIABLE ANNUITIES IS PROVIDED TO THOSE POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING INVESTMENT DIVISIONS:

ALGER AMERICAN SMALLCAP GROWTH - CLASS O SHARES (CLOSED TO NEW INVESTORS) (FORMERLY ALGER AMERICAN SMALL CAPITALIZATION)
CVS CALVERT SOCIAL BALANCED PORTFOLIO
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES - CLASS B
DREYFUS IP TECHNOLOGY GROWTH - INITIAL SHARES
FIDELITY(R) VIP CONTRAFUND(R) - INITIAL CLASS
FIDELITY(R) VIP EQUITY-INCOME - INITIAL CLASS
FIDELITY(R) VIP MID CAP - SERVICE CLASS 2
JANUS ASPEN SERIES BALANCED - INSTITUTIONAL SHARES
JANUS ASPEN SERIES WORLDWIDE GROWTH - INSTITUTIONAL SHARES

MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS
MFS(R) RESEARCH SERIES - INITIAL CLASS
MFS(R) UTILITIES SERIES - SERVICE CLASS
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO - CLASS S
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS
ROYCE SMALL-CAP PORTFOLIO - INVESTMENT CLASS
T. ROWE PRICE EQUITY INCOME PORTFOLIO
VAN ECK WORLDWIDE HARD ASSETS
VAN KAMPEN UIF EMERGING MARKETS EQUITY - CLASS I
VICTORY VIF DIVERSIFIED STOCK - CLASS A SHARES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

                                                                           INVESTMENT
NON-QUALIFIED POLICIES                                        PORTFOLIO     DIVISION
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I       INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(2)
Alger American SmallCap Growth--Class O Shares(4)               9/21/88      10/1/96
CVS Calvert Social Balanced Portfolio                            9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                    8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R)--Initial Class                     1/3/95      10/1/96
Fidelity(R) VIP Equity-Income--Initial Class                    10/9/86      10/1/96
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares               9/13/93      10/1/96
Janus Aspen Series Worldwide Growth--Institutional Shares       9/13/93      10/1/96
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Initial Class                                 1/23/84     12/15/93
MainStay VP Capital Appreciation--Initial Class                 1/29/93      1/29/93
MainStay VP Cash Management--Current 7-day yield is 0.64%(5)    1/29/93      1/29/93
MainStay VP Common Stock--Initial Class                         1/23/84     12/15/93
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Initial Class                          10/1/96      10/1/96
MainStay VP Developing Growth--Initial Class                     5/1/98       6/1/98
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Initial Class                           1/29/93      1/29/93
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class             5/1/95       5/1/95
MainStay VP ICAP Select Equity--Initial Class(6)                 5/1/98       6/1/98
MainStay VP International Equity--Initial Class                  5/1/95       5/1/95
MainStay VP Large Cap Growth--Initial Class                      5/1/98       6/1/98
MainStay VP Mid Cap Core--Initial Class                          7/2/01       7/6/01
MainStay VP Mid Cap Growth--Initial Class                        7/2/01       7/6/01
MainStay VP Mid Cap Value--Initial Class                         7/2/01       7/6/01
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(7)                     1/29/93      1/29/93
MainStay VP Small Cap Growth--Initial Class                      7/2/01       7/6/01
MainStay VP Total Return--Initial Class                         1/29/93      1/29/93
MFS(R) Investors Trust Series--Initial Class                    10/9/95       6/1/98
MFS(R) Research Series--Initial Class                           7/26/95       6/1/98
MFS(R) Utilities Series--Service Class                           5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       5/1/04
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                           3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                    9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity--Class I                 10/1/96      10/1/96
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.
                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(1)

                                                                                                              SINCE
NON-QUALIFIED POLICIES                                                                                     INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I          1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)    YEAR(2)    YEAR(2)    YEAR(2)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)              (13.48)     8.83      13.30       1.12          2.42
CVS Calvert Social Balanced Portfolio                           (8.35)     1.49       4.16       1.63          5.25
Columbia Small Cap Value Fund, Variable Series--Class B        (17.92)     2.80      10.16        N/A          3.41
Dreyfus IP Technology Growth--Initial Shares                    (7.25)     3.79       4.41        N/A         (1.11)
Fidelity(R) VIP Contrafund(R)--Initial Class                    (6.46)     7.80      11.35       6.09          8.89
Fidelity(R) VIP Equity-Income--Initial Class                   (21.22)     2.45       6.31       2.62          5.61
Fidelity(R) VIP Mid Cap--Service Class 2                        (5.53)    10.02      16.17        N/A         14.14
Janus Aspen Series Balanced--Institutional Shares                0.22      6.98       7.08       5.89          8.24
Janus Aspen Series Worldwide Growth--Institutional Shares      (21.32)     3.77       5.18       0.46          4.36
MainStay VP Balanced--Service Class                             (8.46)     1.52        N/A        N/A          2.35
MainStay VP Bond--Initial Class                                  4.64      2.47       2.28       3.98          4.34
MainStay VP Capital Appreciation--Initial Class                 (9.54)     3.50       5.29      (0.78)         5.71
MainStay VP Cash Management--Current 7-day yield is 0.64%(5)     2.50      2.91       1.65       2.05          2.46
MainStay VP Common Stock--Initial Class                        (13.71)     4.01       7.20       2.24          7.60
MainStay VP Conservative Allocation--Service Class              (2.84)      N/A        N/A        N/A          2.82
MainStay VP Convertible--Initial Class                          (0.69)     7.54       7.48       5.60          6.88
MainStay VP Developing Growth--Initial Class                    (5.77)    11.32      10.97       2.46          2.73
MainStay VP Floating Rate--Service Class                        (1.80)     2.15        N/A        N/A          1.86
MainStay VP Government--Initial Class                            6.09      2.67       2.05       3.72          4.23
MainStay VP Growth Allocation--Service Class                   (10.40)      N/A        N/A        N/A          2.52
MainStay VP High Yield Corporate Bond--Initial Class            (3.25)     3.74       6.70       5.66          7.39
MainStay VP ICAP Select Equity--Initial Class(6)               (16.23)     4.23       7.30       2.60          2.55
MainStay VP International Equity--Initial Class                (12.75)     8.91      11.87       4.84          6.36
MainStay VP Large Cap Growth--Initial Class                      2.00      8.89       5.81       3.30          4.09
MainStay VP Mid Cap Core--Initial Class                        (12.80)     6.07      12.69        N/A          7.53
MainStay VP Mid Cap Growth--Initial Class                      (11.41)     6.61      12.99        N/A          5.89
MainStay VP Mid Cap Value--Initial Class                       (19.15)     1.25       7.64        N/A          3.71
MainStay VP Moderate Allocation--Service Class                  (5.18)      N/A        N/A        N/A          2.89
MainStay VP Moderate Growth Allocation--Service Class           (8.01)      N/A        N/A        N/A          2.89
MainStay VP S&P 500 Index--Initial Class(7)                    (14.38)     2.86       5.91       1.32          7.47
MainStay VP Small Cap Growth--Initial Class                    (17.85)    (2.26)      4.17        N/A         (0.47)
MainStay VP Total Return--Initial Class                         (8.15)     3.05       4.85       1.90          5.81
MFS(R) Investors Trust Series--Initial Class                    (7.31)     5.74       7.45       0.87          0.83
MFS(R) Research Series--Initial Class                           (7.97)     5.23       8.39       1.21          1.71
MFS(R) Utilities Series--Service Class                           3.95     19.29      21.08        N/A         22.56
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (8.53)     9.65      11.65        N/A         11.51
Royce Micro-Cap Portfolio--Investment Class                    (12.73)     8.98      12.18      12.62         10.22
Royce Small-Cap Portfolio--Investment Class                    (10.99)     5.26      13.25      11.15          5.55
T. Rowe Price Equity Income Portfolio                          (18.49)     2.15       6.34       4.07          3.91
Van Eck Worldwide Hard Assets                                   43.89     41.03      39.94      17.49         17.03
Van Kampen UIF Emerging Markets Equity--Class I                 (0.38)    25.55      27.39      12.30          8.61
Victory VIF Diversified Stock--Class A Shares                   (6.34)     6.77       9.09        N/A          6.82

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.

                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
NON-QUALIFIED POLICIES                                                                                     INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I          1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)    YEAR(2)    YEAR(2)    YEAR(2)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)              (18.94)     6.49      12.26       1.12          2.42
CVS Calvert Social Balanced Portfolio                          (14.12)    (0.69)      3.20       1.63          5.25
Columbia Small Cap Value Fund, Variable Series--Class B        (23.09)     0.59       9.16        N/A          1.84
Dreyfus IP Technology Growth--Initial Shares                   (13.09)     1.56       3.46        N/A         (1.50)
Fidelity(R) VIP Contrafund(R)--Initial Class                   (12.35)     5.48      10.33       6.09          8.89
Fidelity(R) VIP Equity-Income--Initial Class                   (26.18)     0.25       5.34       2.62          5.61
Fidelity(R) VIP Mid Cap--Service Class 2                       (11.48)     7.66      15.22        N/A         13.05
Janus Aspen Series Balanced--Institutional Shares               (6.09)     4.69       6.10       5.89          8.24
Janus Aspen Series Worldwide Growth--Institutional Shares      (26.27)     1.54       4.22       0.46          4.36
MainStay VP Balanced--Service Class                            (14.23)    (0.66)       N/A        N/A          0.57
MainStay VP Bond--Initial Class                                 (1.95)     0.27       1.34       3.98          4.34
MainStay VP Capital Appreciation--Initial Class                (15.24)     1.28       4.32      (0.78)         5.71
MainStay VP Cash Management--Current 7-day yield is 0.64%(5)    (3.96)     0.70       0.72       2.05          2.46
MainStay VP Common Stock--Initial Class                        (19.14)     1.78       6.22       2.24          7.60
MainStay VP Conservative Allocation--Service Class              (8.97)      N/A        N/A        N/A          0.02
MainStay VP Convertible--Initial Class                          (6.94)     5.23       6.50       5.60          6.88
MainStay VP Developing Growth--Initial Class                   (11.70)     8.99       9.95       2.46          2.73
MainStay VP Floating Rate--Service Class                        (7.98)    (0.04)       N/A        N/A          0.08
MainStay VP Government--Initial Class                           (0.60)     0.47       1.12       3.72          4.23
MainStay VP Growth Allocation--Service Class                   (16.04)      N/A        N/A        N/A         (0.32)
MainStay VP High Yield Corporate Bond--Initial Class            (9.35)     1.52       5.72       5.66          7.39
MainStay VP ICAP Select Equity--Initial Class(6)               (21.51)     1.99       6.32       2.60          2.55
MainStay VP International Equity--Initial Class                (18.25)     6.57      10.84       4.84          6.36
MainStay VP Large Cap Growth--Initial Class                     (4.43)     6.56       4.84       3.30          4.09
MainStay VP Mid Cap Core--Initial Class                        (18.29)     3.80      11.66        N/A          7.11
MainStay VP Mid Cap Growth--Initial Class                      (16.99)     4.32      11.95        N/A          5.48
MainStay VP Mid Cap Value--Initial Class                       (24.25)    (0.92)      6.65        N/A          3.30
MainStay VP Moderate Allocation--Service Class                 (11.15)      N/A        N/A        N/A          0.10
MainStay VP Moderate Growth Allocation--Service Class          (13.80)      N/A        N/A        N/A          0.11
MainStay VP S&P 500 Index--Initial Class(7)                    (19.77)     0.65       4.94       1.32          7.47
MainStay VP Small Cap Growth--Initial Class                    (23.03)    (4.36)      3.22        N/A         (0.87)
MainStay VP Total Return--Initial Class                        (13.93)     0.84       3.89       1.90          5.81
MFS(R) Investors Trust Series--Initial Class                   (13.15)     3.47       6.47       0.87          0.83
MFS(R) Research Series--Initial Class                          (13.77)     2.97       7.39       1.21          1.71
MFS(R) Utilities Series--Service Class                          (2.60)    17.27      20.28        N/A         21.43
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         (14.29)     7.29      10.63        N/A         10.28
Royce Micro-Cap Portfolio--Investment Class                    (18.23)     6.64      11.15      12.62          8.30
Royce Small-Cap Portfolio--Investment Class                    (16.60)     3.00      12.21      11.15          3.66
T. Rowe Price Equity Income Portfolio                          (23.62)    (0.04)      5.37       4.07          3.91
Van Eck Worldwide Hard Assets                                   35.39     39.59      39.49      17.49         17.03
Van Kampen UIF Emerging Markets Equity--Class I                 (6.66)    23.73      26.74      12.30          8.61
Victory VIF Diversified Stock--Class A Shares                  (12.24)     4.48       8.09        N/A          5.62

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.30%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $10,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $10,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008


                                                                           INVESTMENT
TAX-QUALIFIED POLICIES                                        PORTFOLIO     DIVISION
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II      INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(2)
Alger American SmallCap Growth--Class O Shares(4)               9/21/88      10/1/96
CVS Calvert Social Balanced Portfolio                            9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                    8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R)--Initial Class                     1/3/95      10/1/96
Fidelity(R) VIP Equity-Income--Initial Class                    10/9/86      10/1/96
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares               9/13/93      10/1/96
Janus Aspen Series Worldwide Growth--Institutional Shares       9/13/93      10/1/96
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Initial Class                                 1/23/84     12/15/93
MainStay VP Capital Appreciation--Initial Class                 1/29/93      1/29/93
MainStay VP Cash Management--Current 7-day yield is 0.64%(5)    1/29/93      1/29/93
MainStay VP Common Stock--Initial Class                         1/23/84     12/15/93
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Initial Class                          10/1/96      10/1/96
MainStay VP Developing Growth--Initial Class                     5/1/98       6/1/98
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Initial Class                           1/29/93      1/29/93
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class             5/1/95       5/1/95
MainStay VP ICAP Select Equity--Initial Class(6)                 5/1/98       6/1/98
MainStay VP International Equity--Initial Class                  5/1/95       5/1/95
MainStay VP Large Cap Growth--Initial Class                      5/1/98       6/1/98
MainStay VP Mid Cap Core--Initial Class                          7/2/01       7/6/01
MainStay VP Mid Cap Growth--Initial Class                        7/2/01       7/6/01
MainStay VP Mid Cap Value--Initial Class                         7/2/01       7/6/01
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(7)                     1/29/93      1/29/93
MainStay VP Small Cap Growth--Initial Class                      7/2/01       7/6/01
MainStay VP Total Return--Initial Class                         1/29/93      1/29/93
MFS(R) Investors Trust Series--Initial Class                    10/9/95       6/1/98
MFS(R) Research Series--Initial Class                           7/26/95       6/1/98
MFS(R) Utilities Series--Service Class                           5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       5/1/04
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                           3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                    9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity--Class I                 10/1/96      10/1/96
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(1)

                                                                                                              SINCE
TAX-QUALIFIED POLICIES                                                                                     INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II         1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)    YEAR(2)    YEAR(2)    YEAR(2)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)              (13.48)     8.83      13.30       1.12          2.42
CVS Calvert Social Balanced Portfolio                           (8.35)     1.49       4.16       1.63          5.26
Columbia Small Cap Value Fund, Variable Series--Class B        (17.92)     2.80      10.16        N/A          3.41
Dreyfus IP Technology Growth--Initial Shares                    (7.25)     3.79       4.41        N/A         (1.54)
Fidelity(R) VIP Contrafund(R)--Initial Class                    (6.46)     7.80      11.35       6.09          8.73
Fidelity(R) VIP Equity-Income--Initial Class                   (21.22)     2.45       6.31       2.62          5.55
Fidelity(R) VIP Mid Cap--Service Class 2                        (5.53)    10.02      16.17        N/A         14.52
Janus Aspen Series Balanced--Institutional Shares                0.22      6.98       7.08       5.89          8.25
Janus Aspen Series Worldwide Growth--Institutional Shares      (21.32)     3.77       5.18       0.46          4.37
MainStay VP Balanced--Service Class                             (8.46)     1.52        N/A        N/A          2.36
MainStay VP Bond--Initial Class                                  4.64      2.47       2.28       3.98          4.34
MainStay VP Capital Appreciation--Initial Class                 (9.54)     3.50       5.29      (0.78)         5.71
MainStay VP Cash Management--Current 7-day yield is 0.64%(5)     2.50      2.91       1.65       2.05          2.46
MainStay VP Common Stock--Initial Class                        (13.71)     4.01       7.20       2.24          7.59
MainStay VP Conservative Allocation--Service Class              (2.84)      N/A        N/A        N/A          2.71
MainStay VP Convertible--Initial Class                          (0.69)     7.54       7.48       5.60          6.86
MainStay VP Developing Growth--Initial Class                    (5.77)    11.32      10.97       2.46          2.75
MainStay VP Floating Rate--Service Class                        (1.80)     2.15        N/A        N/A          1.86
MainStay VP Government--Initial Class                            6.09      2.67       2.05       3.72          4.23
MainStay VP Growth Allocation--Service Class                   (10.40)      N/A        N/A        N/A          2.83
MainStay VP High Yield Corporate Bond--Initial Class            (3.25)     3.74       6.70       5.66          7.39
MainStay VP ICAP Select Equity--Initial Class(6)               (16.23)     4.23       7.30       2.60          2.69
MainStay VP International Equity--Initial Class                (12.75)     8.91      11.87       4.84          6.37
MainStay VP Large Cap Growth--Initial Class                      2.00      8.89       5.81       3.30          4.18
MainStay VP Mid Cap Core--Initial Class                        (12.80)     6.07      12.69        N/A          7.62
MainStay VP Mid Cap Growth--Initial Class                      (11.41)     6.61      12.99        N/A          6.25
MainStay VP Mid Cap Value--Initial Class                       (19.15)     1.25       7.64        N/A          3.50
MainStay VP Moderate Allocation--Service Class                  (5.18)      N/A        N/A        N/A          3.18
MainStay VP Moderate Growth Allocation--Service Class           (8.01)      N/A        N/A        N/A          3.51
MainStay VP S&P 500 Index--Initial Class(7)                    (14.38)     2.86       5.91       1.32          7.47
MainStay VP Small Cap Growth--Initial Class                    (17.85)    (2.26)      4.17        N/A         (0.23)
MainStay VP Total Return--Initial Class                         (8.15)     3.05       4.85       1.90          5.81
MFS(R) Investors Trust Series--Initial Class                    (7.31)     5.74       7.45       0.87          1.10
MFS(R) Research Series--Initial Class                           (7.97)     5.23       8.39       1.21          1.57
MFS(R) Utilities Series--Service Class                           3.95     19.29      21.08        N/A         22.96
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (8.53)     9.65      11.65        N/A         10.46
Royce Micro-Cap Portfolio--Investment Class                    (12.73)     8.98      12.18      12.62         10.49
Royce Small-Cap Portfolio--Investment Class                    (10.99)     5.26      13.25      11.15          7.48
T. Rowe Price Equity Income Portfolio                          (18.49)     2.15       6.34       4.07          4.00
Van Eck Worldwide Hard Assets                                   43.89     41.03      39.94      17.49         17.20
Van Kampen UIF Emerging Markets Equity--Class I                 (0.38)    25.55      27.39      12.30          8.71
Victory VIF Diversified Stock--Class A Shares                   (6.34)     6.77       9.09        N/A          7.44

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
TAX-QUALIFIED POLICIES                                                                                     INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II         1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)    YEAR(2)    YEAR(2)    YEAR(2)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)              (18.94)     6.49      12.26       1.12          2.42
CVS Calvert Social Balanced Portfolio                          (14.12)    (0.69)      3.20       1.63          5.26
Columbia Small Cap Value Fund, Variable Series--Class B        (23.09)     0.59       9.16        N/A          1.84
Dreyfus IP Technology Growth--Initial Shares                   (13.09)     1.56       3.46        N/A         (1.93)
Fidelity(R) VIP Contrafund(R)--Initial Class                   (12.35)     5.48      10.33       6.09          8.73
Fidelity(R) VIP Equity-Income--Initial Class                   (26.18)     0.25       5.34       2.62          5.55
Fidelity(R) VIP Mid Cap--Service Class 2                       (11.48)     7.66      15.22        N/A         13.44
Janus Aspen Series Balanced--Institutional Shares               (6.09)     4.69       6.10       5.89          8.25
Janus Aspen Series Worldwide Growth--Institutional Shares      (26.27)     1.54       4.22       0.46          4.37
MainStay VP Balanced--Service Class                            (14.23)    (0.66)       N/A        N/A          0.58
MainStay VP Bond--Initial Class                                 (1.95)     0.27       1.34       3.98          4.34
MainStay VP Capital Appreciation--Initial Class                (15.24)     1.28       4.32      (0.78)         5.71
MainStay VP Cash Management--Current 7-day yield is 0.64%(5)    (3.96)     0.70       0.72       2.05          2.46
MainStay VP Common Stock--Initial Class                        (19.14)     1.78       6.22       2.24          7.59
MainStay VP Conservative Allocation--Service Class              (8.97)      N/A        N/A        N/A         (0.10)
MainStay VP Convertible--Initial Class                          (6.94)     5.23       6.50       5.60          6.86
MainStay VP Developing Growth--Initial Class                   (11.70)     8.99       9.95       2.46          2.75
MainStay VP Floating Rate--Service Class                        (7.98)    (0.04)       N/A        N/A          0.08
MainStay VP Government--Initial Class                           (0.60)     0.47       1.12       3.72          4.23
MainStay VP Growth Allocation--Service Class                   (16.04)      N/A        N/A        N/A          0.05
MainStay VP High Yield Corporate Bond--Initial Class            (9.35)     1.52       5.72       5.66          7.39
MainStay VP ICAP Select Equity--Initial Class(6)               (21.51)     1.99       6.32       2.60          2.69
MainStay VP International Equity--Initial Class                (18.25)     6.57      10.84       4.84          6.37
MainStay VP Large Cap Growth--Initial Class                     (4.43)     6.56       4.84       3.30          4.18
MainStay VP Mid Cap Core--Initial Class                        (18.29)     3.80      11.66        N/A          7.20
MainStay VP Mid Cap Growth--Initial Class                      (16.99)     4.32      11.95        N/A          5.83
MainStay VP Mid Cap Value--Initial Class                       (24.25)    (0.92)      6.65        N/A          3.10
MainStay VP Moderate Allocation--Service Class                 (11.15)      N/A        N/A        N/A          0.39
MainStay VP Moderate Growth Allocation--Service Class          (13.80)      N/A        N/A        N/A          0.72
MainStay VP S&P 500 Index--Initial Class(7)                    (19.77)     0.65       4.94       1.32          7.47
MainStay VP Small Cap Growth--Initial Class                    (23.03)    (4.36)      3.22        N/A         (0.62)
MainStay VP Total Return--Initial Class                        (13.93)     0.84       3.89       1.90          5.81
MFS(R) Investors Trust Series--Initial Class                   (13.15)     3.47       6.47       0.87          1.10
MFS(R) Research Series--Initial Class                          (13.77)     2.97       7.39       1.21          1.57
MFS(R) Utilities Series--Service Class                          (2.60)    17.27      20.28        N/A         21.87
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         (14.29)     7.29      10.63        N/A          9.22
Royce Micro-Cap Portfolio--Investment Class                    (18.23)     6.64      11.15      12.62          8.53
Royce Small-Cap Portfolio--Investment Class                    (16.60)     3.00      12.21      11.15          5.60
T. Rowe Price Equity Income Portfolio                          (23.62)    (0.04)      5.37       4.07          4.00
Van Eck Worldwide Hard Assets                                   35.39     39.59      39.49      17.49         17.20
Van Kampen UIF Emerging Markets Equity--Class I                 (6.66)    23.73      26.74      12.30          8.71
Victory VIF Diversified Stock--Class A Shares                  (12.24)     4.48       8.09        N/A          6.25

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.30%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $10,000 THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $10,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008

(1) Assumes no deduction for surrender charges.

(2) The performance shown is for the indicated classes/shares only. Columbia Small Cap Value Fund, Variable Series--Class B, MainStay VP Balanced--Service Class, MainStay VP Conservative Allocation--Service Class, MainStay VP Floating Rate--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class, MainStay VP Moderate Growth Allocation--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S and Victory VIF Diversified Stock--Class A Shares impose a 12b-1 fee. Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Accounts. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy has been available during the periods shown.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O Shares (formerly Alger American Small Capitalization), will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value--Initial Class Portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class Portfolio on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Sales of this version of the New York Life Flexible Premium Variable Annuity were discontinued. Current policyholders may continue to make additional premium payments. Existing policies will continue to be serviced.

SMRU #374676 CV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2008
(Unaudited)





                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $4,649,823        $18,969,290       $67,075,489
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............             17            (30,736)          (64,875)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         14,773             57,470           219,713
     Administrative charges...........          1,231              4,789            18,309
                                           ----------        -----------       -----------
       Total net assets...............     $4,633,836        $18,876,295       $66,772,592
                                           ==========        ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $4,633,836        $18,876,295       $66,772,592
                                           ==========        ===========       ===========

     Variable accumulation unit
       value..........................     $    10.76        $     18.54       $     23.54
                                           ==========        ===========       ===========

Identified Cost of Investment.........     $5,005,074        $18,509,623       $88,901,970
                                           ==========        ===========       ===========







                                                             MAINSTAY VP
                                           MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                             GROWTH           CORPORATE        ICAP SELECT
                                          ALLOCATION--         BOND--           EQUITY--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $4,114,025        $80,510,939       $34,553,366
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............         (5,026)          (238,213)          (16,067)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         12,308            255,019            63,603
     Administrative charges...........          1,026             21,252             5,300
                                           ----------        -----------       -----------
       Total net assets...............     $4,095,665        $79,996,455       $34,468,396
                                           ==========        ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $4,095,665        $79,996,455       $34,468,396
                                           ==========        ===========       ===========

     Variable accumulation unit
       value..........................     $    10.59        $     25.59       $     12.89
                                           ==========        ===========       ===========

Identified Cost of Investment.........     $4,396,927        $75,441,154       $39,289,781
                                           ==========        ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES







                          MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
           CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
        MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $22,205,344       $40,484,892       $7,518,210        $13,058,022       $1,730,769        $4,842,987        $19,949,171
             34,680                --               --                 --               --            16,104                 --

            212,378             6,261          (64,883)          (103,253)          14,624               876                564



             67,932           129,393           23,066             41,700            5,444            15,492             60,343
              5,662            10,783            1,922              3,475              454             1,291              5,029
        -----------       -----------       ----------        -----------       ----------        ----------        -----------
        $22,378,808       $40,350,977       $7,428,339        $12,909,594       $1,739,495        $4,843,184        $19,884,363
        ===========       ===========       ==========        ===========       ==========        ==========        ===========


        $22,378,808       $40,350,977       $7,428,339        $12,909,594       $1,739,495        $4,843,184        $19,884,363
        ===========       ===========       ==========        ===========       ==========        ==========        ===========

        $      1.45       $     28.97       $    10.68        $     21.82       $    13.12        $    10.60        $     18.95
        ===========       ===========       ==========        ===========       ==========        ==========        ===========

        $22,204,071       $46,522,089       $7,839,135        $11,191,103       $1,671,557        $5,111,803        $19,613,682
        ===========       ===========       ==========        ===========       ==========        ==========        ===========







                                                                                                                    MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
       INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
         EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $14,875,816       $4,268,097        $5,719,310        $7,754,662        $8,274,900        $7,084,060        $9,270,339
                 --               --                --                --                --                --                --

            (20,333)         (17,894)           (3,380)            2,923             2,147             1,000           (10,526)



             46,588           13,391            18,624            25,412            26,747            21,889            27,695
              3,882            1,116             1,552             2,118             2,229             1,824             2,308
        -----------       ----------        ----------        ----------        ----------        ----------        ----------
        $14,805,013       $4,235,696        $5,695,754        $7,730,055        $8,248,071        $7,061,347        $9,229,810
        ===========       ==========        ==========        ==========        ==========        ==========        ==========


        $14,805,013       $4,235,696        $5,695,754        $7,730,055        $8,248,071        $7,061,347        $9,229,810
        ===========       ==========        ==========        ==========        ==========        ==========        ==========

        $     22.54       $    14.98        $    16.58        $    14.91        $    12.90        $    10.70        $    10.70
        ===========       ==========        ==========        ==========        ==========        ==========        ==========

        $13,830,197       $3,640,124        $5,935,350        $7,322,682        $9,166,573        $7,410,459        $9,788,078
        ===========       ==========        ==========        ==========        ==========        ==========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)




                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                             S&P 500          SMALL CAP           TOTAL
                                             INDEX--          GROWTH--          RETURN--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $72,660,798       $2,637,651        $53,479,289
  Dividends due and accrued...........              --               --                 --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............         (32,931)           7,411            (10,426)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         235,203            8,490            171,584
     Administrative charges...........          19,600              707             14,299
                                           -----------       ----------        -----------
       Total net assets...............     $72,373,064       $2,635,865        $53,282,980
                                           ===========       ==========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $72,373,064       $2,635,865        $53,282,980
                                           ===========       ==========        ===========

     Variable accumulation unit
       value..........................     $     30.39       $     9.68        $     23.90
                                           ===========       ==========        ===========

Identified Cost of Investment.........     $72,846,742       $2,893,886        $58,742,761
                                           ===========       ==========        ===========






                                                              JANUS ASPEN
                                           JANUS ASPEN          SERIES             MFS(R)
                                             SERIES            WORLDWIDE          INVESTORS
                                           BALANCED--          GROWTH--             TRUST
                                          INSTITUTIONAL      INSTITUTIONAL        SERIES--
                                             SHARES             SHARES          INITIAL CLASS
                                         ----------------------------------------------------

ASSETS:
  Investment, at net asset value......     $30,351,231        $19,093,767         $928,950
  Dividends due and accrued...........              --                 --               --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............         (78,330)           (36,703)             (16)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          94,233             60,717            2,943
     Administrative charges...........           7,853              5,060              245
                                           -----------        -----------         --------
       Total net assets...............     $30,170,815        $18,991,287         $925,746
                                           ===========        ===========         ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $30,170,815        $18,991,287         $925,746
                                           ===========        ===========         ========

     Variable accumulation unit
       value..........................     $     25.26        $     16.50         $  10.86
                                           ===========        ===========         ========

Identified Cost of Investment.........     $27,175,969        $25,894,313         $816,470
                                           ===========        ===========         ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES





                                               COLUMBIA
           ALGER               CVS             SMALL CAP                          FIDELITY(R)       FIDELITY(R)
         AMERICAN            CALVERT          VALUE FUND,       DREYFUS IP            VIP               VIP            FIDELITY(R)
         SMALLCAP            SOCIAL            VARIABLE         TECHNOLOGY          CONTRA-           EQUITY-              VIP
         GROWTH--           BALANCED           SERIES--          GROWTH--          FUND(R)--         INCOME--           MID CAP--
      CLASS O SHARES        PORTFOLIO           CLASS B       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------------------------


        $7,143,372         $1,587,435         $1,404,898         $853,077         $43,788,713       $16,871,598        $7,288,922
                --                 --                 --               --                  --                --                --

             4,716                 (2)               (23)             252             (67,512)          (36,526)           15,335



            23,253              4,973              4,417            2,990             140,182            54,835            23,471
             1,938                414                368              249              11,682             4,570             1,956
        ----------         ----------         ----------         --------         -----------       -----------        ----------
        $7,122,897         $1,582,046         $1,400,090         $850,090         $43,569,337       $16,775,667        $7,278,830
        ==========         ==========         ==========         ========         ===========       ===========        ==========


        $7,122,897         $1,582,046         $1,400,090         $850,090         $43,569,337       $16,775,667        $7,278,830
        ==========         ==========         ==========         ========         ===========       ===========        ==========

        $    13.23         $    19.62         $    11.29         $   9.25         $     27.17       $     18.98        $    18.83
        ==========         ==========         ==========         ========         ===========       ===========        ==========

        $5,124,772         $1,610,555         $1,679,576         $890,579         $47,921,204       $19,166,016        $8,165,586
        ==========         ==========         ==========         ========         ===========       ===========        ==========






                                              NEUBERGER
                                             BERMAN AMT            ROYCE             ROYCE            T. ROWE
          MFS(R)            MFS(R)             MID-CAP           MICRO-CAP         SMALL-CAP           PRICE             VAN ECK
         RESEARCH          UTILITIES           GROWTH           PORTFOLIO--       PORTFOLIO--         EQUITY            WORLDWIDE
         SERIES--          SERIES--          PORTFOLIO--        INVESTMENT        INVESTMENT          INCOME              HARD
       INITIAL CLASS     SERVICE CLASS         CLASS S             CLASS             CLASS           PORTFOLIO           ASSETS
      ------------------------------------------------------------------------------------------------------------------------------


        $1,250,785        $21,359,608        $1,040,553         $1,987,176        $1,406,039        $11,670,445        $24,052,937
                --                 --                --                 --                --                 --                 --

           (14,997)           (44,165)           14,961             (2,976)             (946)             1,890              2,108



             3,998             68,397             3,304              6,168             4,208             37,246             76,988
               333              5,700               275                514               351              3,104              6,416
        ----------        -----------        ----------         ----------        ----------        -----------        -----------
        $1,231,457        $21,241,346        $1,051,935         $1,977,518        $1,400,534        $11,631,985        $23,971,641
        ==========        ===========        ==========         ==========        ==========        ===========        ===========


        $1,231,457        $21,241,346        $1,051,935         $1,977,518        $1,400,534        $11,631,985        $23,971,641
        ==========        ===========        ==========         ==========        ==========        ===========        ===========

        $    11.86        $     22.92        $    15.73         $    13.60        $    11.81        $     14.73        $     48.82
        ==========        ===========        ==========         ==========        ==========        ===========        ===========

        $1,033,905        $20,564,969        $1,050,605         $2,274,100        $1,471,035        $13,270,039        $17,737,555
        ==========        ===========        ==========         ==========        ==========        ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)


                                           VAN KAMPEN
                                               UIF             VICTORY
                                            EMERGING             VIF
                                             MARKETS         DIVERSIFIED
                                          EQUITY--CLASS    STOCK--CLASS A
                                                I              SHARES
                                         --------------------------------

ASSETS:
  Investment, at net asset value......     $13,332,505        $884,745
  Dividends due and accrued...........              --              --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............          14,105         (25,470)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          42,877           2,916
     Administrative charges...........           3,573             243
                                           -----------        --------
       Total net assets...............     $13,300,160        $856,116
                                           ===========        ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $13,300,160        $856,116
                                           ===========        ========

     Variable accumulation unit
       value..........................     $     26.36        $  13.09
                                           ===========        ========

Identified Cost of Investment.........     $10,383,185        $916,997
                                           ===========        ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES




                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008
(Unaudited)





                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL
                                            BALANCED--        BOND--      APPRECIATION--
                                           SERVICE CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $      --      $        --    $         --
  Mortality and expense risk charges....       (30,439)        (118,551)       (426,756)
  Administrative charges................        (2,537)          (9,879)        (35,563)
                                             ---------      -----------    ------------
       Net investment income (loss).....       (32,976)        (128,430)       (462,319)
                                             ---------      -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       926,749        2,488,458       8,318,297
  Cost of investments sold..............      (912,210)      (2,393,098)    (10,553,141)
                                             ---------      -----------    ------------
       Net realized gain (loss) on
          investments...................        14,539           95,360      (2,234,844)
  Realized gain distribution received...            --               --              --
  Change in unrealized appreciation
     (depreciation) on investments......      (353,066)         (13,067)     (5,486,900)
                                             ---------      -----------    ------------
       Net gain (loss) on investments...      (338,527)          82,293      (7,721,744)
                                             ---------      -----------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $(371,503)     $   (46,137)   $ (8,184,063)
                                             =========      ===========    ============







                                                            MAINSTAY VP
                                            MAINSTAY VP     HIGH YIELD      MAINSTAY VP
                                              GROWTH         CORPORATE      ICAP SELECT
                                           ALLOCATION--       BOND--         EQUITY--
                                           SERVICE CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $      --     $         --     $        --
  Mortality and expense risk charges....       (24,411)        (516,327)        (90,776)
  Administrative charges................        (2,034)         (43,027)         (7,565)
                                             ---------     ------------     -----------
       Net investment income (loss).....       (26,445)        (559,354)        (98,341)
                                             ---------     ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       486,198       14,960,194       2,380,600
  Cost of investments sold..............      (449,700)     (12,018,497)     (2,041,988)
                                             ---------     ------------     -----------
       Net realized gain (loss) on
          investments...................        36,498        2,941,697         338,612
  Realized gain distribution received...            --               --              --
  Change in unrealized appreciation
     (depreciation) on investments......      (509,579)      (4,497,491)     (5,076,694)
                                             ---------     ------------     -----------
       Net gain (loss) on investments...      (473,081)      (1,555,794)     (4,738,082)
                                             ---------     ------------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $(499,526)    $ (2,115,148)    $(4,836,423)
                                             =========     ============     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES









                        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP
        MAINSTAY VP       COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP
           CASH           STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--
        MANAGEMENT     INITIAL CLASS   SERVICE CLASS   INITIAL CLASS   INITIAL CLASS   SERVICE CLASS   INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------


        $   310,606     $        --     $        --     $        --      $      --      $   153,024     $        --
           (131,995)       (263,395)        (45,183)        (80,490)       (10,811)         (33,996)       (121,568)
            (11,000)        (21,949)         (3,765)         (6,708)          (901)          (2,833)        (10,131)
        -----------     -----------     -----------     -----------      ---------      -----------     -----------
            167,611        (285,344)        (48,948)        (87,198)       (11,712)         116,195        (131,699)
        -----------     -----------     -----------     -----------      ---------      -----------     -----------


          5,894,216       5,117,785       1,302,424       1,598,352        526,789        3,286,754       2,934,126
         (5,893,852)     (6,422,446)     (1,238,850)     (1,198,298)      (358,999)      (3,579,738)     (2,939,307)
        -----------     -----------     -----------     -----------      ---------      -----------     -----------
                364      (1,304,661)         63,574         400,054        167,790         (292,984)         (5,181)
                 --              --              --              --             --               --              --
              1,268      (3,861,268)       (366,663)     (1,037,039)      (583,525)          31,769         271,091
        -----------     -----------     -----------     -----------      ---------      -----------     -----------
              1,632      (5,165,929)       (303,089)       (636,985)      (415,735)        (261,215)        265,910
        -----------     -----------     -----------     -----------      ---------      -----------     -----------
        $   169,243     $(5,451,273)    $  (352,037)    $  (724,183)     $(427,447)     $  (145,020)    $   134,211
        ===========     ===========     ===========     ===========      =========      ===========     ===========







                                                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE
       INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH
         EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


        $        --      $      --      $        --     $        --     $        --      $      --       $      --
            (97,418)       (25,097)         (36,953)        (50,965)        (56,553)       (42,285)        (53,127)
             (8,118)        (2,091)          (3,079)         (4,247)         (4,713)        (3,524)         (4,427)
        -----------      ---------      -----------     -----------     -----------      ---------       ---------
           (105,536)       (27,188)         (40,032)        (55,212)        (61,266)       (45,809)        (57,554)
        -----------      ---------      -----------     -----------     -----------      ---------       ---------


          2,431,368        527,261        1,198,670       1,854,619       2,124,660        905,521         728,718
         (1,469,853)      (355,954)      (1,091,370)     (1,255,509)     (1,997,808)      (840,731)       (701,626)
        -----------      ---------      -----------     -----------     -----------      ---------       ---------
            961,515        171,307          107,300         599,110         126,852         64,790          27,092
                 --             --               --              --              --             --              --
         (2,786,350)      (438,695)        (547,510)     (1,628,009)     (1,004,479)      (516,775)       (776,711)
        -----------      ---------      -----------     -----------     -----------      ---------       ---------
         (1,824,835)      (267,388)        (440,210)     (1,028,899)       (877,627)      (451,985)       (749,619)
        -----------      ---------      -----------     -----------     -----------      ---------       ---------
        $(1,930,371)     $(294,576)     $  (480,242)    $(1,084,111)    $  (938,893)     $(497,794)      $(807,173)
        ===========      =========      ===========     ===========     ===========      =========       =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
(Unaudited)




                                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                               S&P 500          SMALL CAP           TOTAL
                                               INDEX--          GROWTH--          RETURN--
                                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $         --        $      --        $        --
  Mortality and expense risk charges....        (489,705)         (16,700)          (352,870)
  Administrative charges................         (40,809)          (1,392)           (29,406)
                                            ------------        ---------        -----------
       Net investment income (loss).....        (530,514)         (18,092)          (382,276)
                                            ------------        ---------        -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      11,667,481          459,111          7,889,099
  Cost of investments sold..............      (9,750,093)        (492,188)        (9,565,738)
                                            ------------        ---------        -----------
       Net realized gain (loss) on
          investments...................       1,917,388          (33,077)        (1,676,639)
  Realized gain distribution received...              --               --                 --
  Change in unrealized appreciation
     (depreciation) on investments......     (12,657,922)        (271,050)        (3,231,037)
                                            ------------        ---------        -----------
       Net gain (loss) on investments...     (10,740,534)        (304,127)        (4,907,676)
                                            ------------        ---------        -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(11,271,048)       $(322,219)       $(5,289,952)
                                            ============        =========        ===========






                                                                                 JANUS ASPEN
                                                               JANUS ASPEN         SERIES
                                             FIDELITY(R)         SERIES           WORLDWIDE
                                                 VIP           BALANCED--         GROWTH--
                                              MID CAP--       INSTITUTIONAL     INSTITUTIONAL
                                           SERVICE CLASS 2       SHARES            SHARES
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $     9,680       $   450,029       $   133,161
  Mortality and expense risk charges....         (46,635)         (192,041)         (135,815)
  Administrative charges................          (3,886)          (16,003)          (11,318)
                                             -----------       -----------       -----------
       Net investment income (loss).....         (40,841)          241,985           (13,972)
                                             -----------       -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       1,285,579         3,486,686         2,950,576
  Cost of investments sold..............      (1,311,748)       (3,058,067)       (4,310,573)
                                             -----------       -----------       -----------
       Net realized gain (loss) on
          investments...................         (26,169)          428,619        (1,359,997)
  Realized gain distribution received...       1,207,527         2,048,641                --
  Change in unrealized appreciation
     (depreciation) on investments......      (1,812,628)       (3,687,428)       (3,138,574)
                                             -----------       -----------       -----------
       Net gain (loss) on investments...        (631,270)       (1,210,168)       (4,498,571)
                                             -----------       -----------       -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $  (672,111)      $  (968,183)      $(4,512,543)
                                             ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES







                                                           COLUMBIA
                            ALGER             CVS          SMALL CAP                                        FIDELITY(R)
                          AMERICAN          CALVERT       VALUE FUND,     DREYFUS IP       FIDELITY(R)          VIP
        MAINSTAY VP       SMALLCAP          SOCIAL         VARIABLE       TECHNOLOGY           VIP            EQUITY-
          VALUE--         GROWTH--         BALANCED        SERIES--        GROWTH--      CONTRAFUND(R)--     INCOME--
       INITIAL CLASS   CLASS O SHARES      PORTFOLIO        CLASS B     INITIAL SHARES    INITIAL CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $    830,522      $        --       $      --       $      --       $      --       $     9,461      $        --
           (146,114)         (47,997)        (10,184)         (9,290)         (5,850)         (282,664)        (116,516)
            (12,176)          (4,000)           (849)           (774)           (488)          (23,555)          (9,710)
       ------------      -----------       ---------       ---------       ---------       -----------      -----------
            672,232          (51,997)        (11,033)        (10,064)         (6,338)         (296,758)        (126,226)
       ------------      -----------       ---------       ---------       ---------       -----------      -----------


         36,124,289        1,451,628         181,631         293,174         298,604         5,119,522        2,898,665
        (37,076,085)      (1,017,589)       (162,616)       (332,161)       (261,585)       (5,475,333)      (3,132,252)
       ------------      -----------       ---------       ---------       ---------       -----------      -----------
           (951,796)         434,039          19,015         (38,987)         37,019          (355,811)        (233,587)
          4,554,363           96,339              --              --              --         1,229,941           18,256
         (4,959,870)      (2,059,595)       (134,809)       (110,153)       (172,295)       (7,389,890)      (2,901,261)
       ------------      -----------       ---------       ---------       ---------       -----------      -----------
         (1,357,303)      (1,529,217)       (115,794)       (149,140)       (135,276)       (6,515,760)      (3,116,592)
       ------------      -----------       ---------       ---------       ---------       -----------      -----------
       $   (685,071)     $(1,581,214)      $(126,827)      $(159,204)      $(141,614)      $(6,812,518)     $(3,242,818)
       ============      ===========       =========       =========       =========       ===========      ===========






                                                         NEUBERGER
                                                        BERMAN AMT         ROYCE           ROYCE
          MFS(R)          MFS(R)          MFS(R)          MID-CAP        MICRO-CAP       SMALL-CAP     T. ROWE PRICE
         INVESTORS       RESEARCH        UTILITIES        GROWTH        PORTFOLIO--     PORTFOLIO--       EQUITY
      TRUST SERIES--     SERIES--        SERIES--       PORTFOLIO--     INVESTMENT      INVESTMENT        INCOME
       INITIAL CLASS   INITIAL CLASS   SERVICE CLASS      CLASS S          CLASS           CLASS         PORTFOLIO
      --------------------------------------------------------------------------------------------------------------


         $   7,624       $   6,429      $   246,809      $      --       $      --       $      --      $   131,615
            (6,002)         (8,101)        (126,622)        (6,275)        (12,490)         (8,018)         (80,654)
              (500)           (675)         (10,552)          (523)         (1,041)           (668)          (6,721)
         ---------       ---------      -----------      ---------       ---------       ---------      -----------
             1,122          (2,347)         109,635         (6,798)        (13,531)         (8,686)          44,240
         ---------       ---------      -----------      ---------       ---------       ---------      -----------


           125,669         323,007        2,612,247        185,876         418,655         168,388        2,284,458
           (81,281)       (232,173)      (1,783,884)      (147,573)       (452,081)       (177,049)      (1,844,342)
         ---------       ---------      -----------      ---------       ---------       ---------      -----------
            44,388          90,834          828,363         38,303         (33,426)         (8,661)         440,116
            62,954              --        3,004,543             --              --              --          375,575
          (205,206)       (243,482)      (4,574,833)      (182,139)       (136,407)         27,456       (2,931,315)
         ---------       ---------      -----------      ---------       ---------       ---------      -----------
           (97,864)       (152,648)        (741,927)      (143,836)       (169,833)         18,795       (2,115,624)
         ---------       ---------      -----------      ---------       ---------       ---------      -----------
         $ (96,742)      $(154,995)     $  (632,292)     $(150,634)      $(183,364)      $  10,109      $(2,071,384)
         =========       =========      ===========      =========       =========       =========      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
(Unaudited)



                                                               VAN KAMPEN          VICTORY
                                               VAN ECK             UIF               VIF
                                              WORLDWIDE         EMERGING         DIVERSIFIED
                                                HARD             MARKETS       STOCK--CLASS A
                                               ASSETS        EQUITY--CLASS I       SHARES
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $    47,976       $        --        $   2,737
  Mortality and expense risk charges....        (120,770)          (88,071)          (5,800)
  Administrative charges................         (10,064)           (7,339)            (483)
                                             -----------       -----------        ---------
       Net investment income (loss).....         (82,858)          (95,410)          (3,546)
                                             -----------       -----------        ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       2,358,827         2,281,757          415,345
  Cost of investments sold..............      (1,287,550)         (718,201)        (396,145)
                                             -----------       -----------        ---------
       Net realized gain (loss) on
          investments...................       1,071,277         1,563,556           19,200
  Realized gain distribution received...       2,627,148                --               --
  Change in unrealized appreciation
     (depreciation) on investments......         729,784        (4,244,314)         (96,223)
                                             -----------       -----------        ---------
       Net gain (loss) on investments...       4,428,209        (2,680,758)         (77,023)
                                             -----------       -----------        ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $ 4,345,351       $(2,776,168)       $ (80,569)
                                             ===========       ===========        =========






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)





                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (32,976)      $    39,112       $  (128,430)      $   463,800
     Net realized gain (loss) on investments................          14,539           165,561            95,360           196,897
     Realized gain distribution received....................              --           213,003                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (353,066)         (339,921)          (13,067)          388,888
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (371,503)           77,755           (46,137)        1,049,585
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          24,936           393,794           265,763           326,202
     Policyowners' surrenders...............................        (508,802)       (1,215,980)       (1,939,445)       (4,148,154)
     Policyowners' annuity and death benefits...............          (3,162)         (136,666)         (132,352)         (353,619)
     Net transfers from (to) Fixed Account..................          (2,602)           30,095           (57,480)          (46,289)
     Transfers between Investment Divisions.................        (320,150)          713,515           844,998           307,862
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................        (809,780)         (215,242)       (1,018,516)       (3,913,998)
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           1,189              (276)             (602)           (3,292)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (1,180,094)         (137,763)       (1,065,255)       (2,867,705)

NET ASSETS:
     Beginning of period....................................       5,813,930         5,951,693        19,941,550        22,809,255
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $ 4,633,836       $ 5,813,930       $18,876,295       $19,941,550
                                                                 ===========       ===========       ===========       ===========






                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                         DEVELOPING
                                                                         CONVERTIBLE--                         GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (87,198)      $   125,748       $  (11,712)       $  (30,722)
     Net realized gain (loss) on investments................         400,054         1,245,349          167,790           317,053
     Realized gain distribution received....................              --           364,729               --           103,727
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (1,037,039)          211,528         (583,525)          294,910
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (724,183)        1,947,354         (427,447)          684,968
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         187,562           403,418           21,245            49,562
     Policyowners' surrenders...............................      (1,411,009)       (3,366,524)        (169,547)         (304,696)
     Policyowners' annuity and death benefits...............        (115,859)         (212,200)              --                --
     Net transfers from (to) Fixed Account..................        (212,262)          (67,254)          (8,738)           16,076
     Transfers between Investment Divisions.................         667,223           (93,545)        (185,657)          (18,284)
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................        (884,345)       (3,336,105)        (342,697)         (257,342)
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           2,557            (6,816)           1,472            (2,161)
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................      (1,605,971)       (1,395,567)        (768,672)          425,465

NET ASSETS:
     Beginning of period....................................      14,515,565        15,911,132        2,508,167         2,082,702
                                                                 -----------       -----------       ----------        ----------
     End of period..........................................     $12,909,594       $14,515,565       $1,739,495        $2,508,167
                                                                 ===========       ===========       ==========        ==========







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                                                                                                        MAINSTAY VP
              MAINSTAY VP                                                 MAINSTAY VP                   CONSERVATIVE
         CAPITAL APPRECIATION--             MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--
             INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   (462,319)  $ (1,052,121)   $   167,611    $   547,490   $   (285,344)  $    (64,923)   $  (48,948)    $  103,039
        (2,234,844)    (3,200,959)           364           (119)    (1,304,661)      (652,764)       63,574         94,212
                --             --             --             --             --      3,964,733            --         96,316

        (5,486,900)    13,904,333          1,268            202     (3,861,268)      (981,912)     (366,663)       (62,124)
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------

        (8,184,063)     9,651,253        169,243        547,573     (5,451,273)     2,265,134      (352,037)       231,443
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------

           312,586        798,009        426,892      2,023,504        178,718        623,872       755,827        716,773
        (4,957,690)   (13,427,212)    (5,029,746)    (9,170,874)    (2,994,755)    (7,608,212)     (749,681)      (937,277)
          (664,934)      (984,898)       (53,633)      (516,415)      (361,378)      (575,234)           --         (1,854)
          (405,244)      (392,285)    (1,029,386)       151,408       (197,169)      (212,957)     (255,877)        62,066
        (2,138,546)    (7,982,829)    10,441,140      9,274,738     (1,400,954)    (3,504,270)    1,589,538      3,464,203
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
        (7,853,828)   (21,989,215)     4,755,267      1,762,361     (4,775,538)   (11,276,801)    1,339,807      3,303,911
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------


            32,793        (37,670)          (754)        (1,928)        20,262         (8,532)          873           (753)
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
       (16,005,098)   (12,375,632)     4,923,756      2,308,006    (10,206,549)    (9,020,199)      988,643      3,534,601


        82,777,690     95,153,322     17,455,052     15,147,046     50,557,526     59,577,725     6,439,696      2,905,095
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
      $ 66,772,592   $ 82,777,690    $22,378,808    $17,455,052   $ 40,350,977   $ 50,557,526    $7,428,339     $6,439,696
      ============   ============    ===========    ===========   ============   ============    ==========     ==========






                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                      GROWTH                      HIGH YIELD
            FLOATING RATE--                 GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--
             SERVICE CLASS                 INITIAL CLASS                 SERVICE CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   116,195    $   461,229    $  (131,699)   $   672,663    $  (26,445)    $   (7,289)   $   (559,354)  $  5,284,818
          (292,984)      (153,438)        (5,181)      (123,613)       36,498         55,924       2,941,697      4,850,824
                --             --             --             --            --        159,879              --             --

            31,769       (286,261)       271,091        464,522      (509,579)        86,201      (4,497,491)    (8,883,153)
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------

          (145,020)        21,530        134,211      1,013,572      (499,526)       294,715      (2,115,148)     1,252,489
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------

            35,749      1,663,574        334,123        463,619        37,202        122,380         694,022      2,723,891
          (706,902)    (2,523,831)    (2,230,331)    (3,547,713)     (318,814)       (78,694)     (8,942,852)   (18,256,423)
           (11,773)       (86,880)      (273,077)      (378,777)           --       (216,199)     (1,908,791)    (2,528,203)
          (693,888)        89,011        (79,932)       (33,360)      (11,318)         7,089        (665,062)      (652,909)
        (1,768,092)       624,907      2,789,371       (577,946)      489,432      2,278,099      (3,132,882)    (4,181,241)
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------
        (3,144,906)      (233,219)       540,154     (4,074,177)      196,502      2,112,675     (13,955,565)   (22,894,885)
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------


               (86)          (479)          (905)        (3,077)        1,683           (822)          3,921         (2,794)
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------
        (3,290,012)      (212,168)       673,460     (3,063,682)     (301,341)     2,406,568     (16,066,792)   (21,645,190)


         8,133,196      8,345,364     19,210,903     22,274,585     4,397,006      1,990,438      96,063,247    117,708,437
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------
       $ 4,843,184    $ 8,133,196    $19,884,363    $19,210,903    $4,095,665     $4,397,006    $ 79,996,455   $ 96,063,247
       ===========    ===========    ===========    ===========    ==========     ==========    ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                     ICAP SELECT EQUITY--                  INCOME & GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (98,341)      $  (33,272)           $--           $    62,700
     Net realized gain (loss) on investments................         338,612          363,181             --               366,351
     Realized gain distribution received....................              --          265,100             --               660,670
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (5,076,694)        (387,581)            --            (1,113,299)
                                                                 -----------       ----------            ---           -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (4,836,423)         207,428             --               (23,578)
                                                                 -----------       ----------            ---           -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         106,996          426,800             --               104,848
     Policyowners' surrenders...............................      (1,353,692)        (656,539)            --              (579,247)
     Policyowners' annuity and death benefits...............        (294,057)          (6,445)            --                (2,855)
     Net transfers from (to) Fixed Account..................        (125,151)          25,519             --                 5,632
     Transfers between Investment Divisions.................      32,268,936        5,757,057             --            (4,278,251)
                                                                 -----------       ----------            ---           -----------
       Net contributions and (withdrawals)..................      30,603,032        5,546,392             --            (4,749,873)
                                                                 -----------       ----------            ---           -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           6,980             (588)            --                    99
                                                                 -----------       ----------            ---           -----------
          Increase (decrease) in net assets.................      25,773,589        5,753,232             --            (4,773,352)

NET ASSETS:
     Beginning of period....................................       8,694,807        2,941,575             --             4,773,352
                                                                 -----------       ----------            ---           -----------
     End of period..........................................     $34,468,396       $8,694,807            $--           $        --
                                                                 ===========       ==========            ===           ===========






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                            MID CAP                            MODERATE
                                                                            VALUE--                          ALLOCATION--
                                                                         INITIAL CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (61,266)      $   (49,054)      $  (45,809)       $   66,782
     Net realized gain (loss) on investments................         126,852           970,832           64,790           117,442
     Realized gain distribution received....................              --         1,017,177               --           138,906
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (1,004,479)       (2,094,155)        (516,775)           15,603
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (938,893)         (155,200)        (497,794)          338,733
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          73,490           432,702           47,148           743,776
     Policyowners' surrenders...............................        (950,049)       (2,371,176)        (521,554)         (491,539)
     Policyowners' annuity and death benefits...............        (176,194)         (271,638)        (117,130)         (243,167)
     Net transfers from (to) Fixed Account..................        (150,519)          (99,123)        (120,252)           65,314
     Transfers between Investment Divisions.................        (772,680)         (304,444)       1,411,817         3,038,887
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................      (1,975,952)       (2,613,679)         700,029         3,113,271
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           3,828               284            1,561            (1,062)
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................      (2,911,017)       (2,768,595)         203,796         3,450,942

NET ASSETS:
     Beginning of period....................................      11,159,088        13,927,683        6,857,551         3,406,609
                                                                 -----------       -----------       ----------        ----------
     End of period..........................................     $ 8,248,071       $11,159,088       $7,061,347        $6,857,551
                                                                 ===========       ===========       ==========        ==========







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                     MID CAP                       MID CAP
         INTERNATIONAL EQUITY--          LARGE CAP GROWTH--                  CORE--                       GROWTH--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $  (105,536)   $  (129,578)   $  (27,188)    $   (59,801)   $   (40,032)   $   (75,484)   $   (55,212)   $  (147,633)
           961,515      1,598,757       171,307          24,061        107,300        639,141        599,110      1,643,347
                --      1,222,615            --              --             --        741,526             --        724,609

        (2,786,350)    (1,967,946)     (438,695)        872,070       (547,510)      (990,367)    (1,628,009)      (672,799)
       -----------    -----------    ----------     -----------    -----------    -----------    -----------    -----------

        (1,930,371)       723,848      (294,576)        836,330       (480,242)       314,816     (1,084,111)     1,547,524
       -----------    -----------    ----------     -----------    -----------    -----------    -----------    -----------

           125,989        416,687        52,545         101,529         41,529        160,605        114,457        217,904
        (1,252,901)    (2,906,755)     (383,545)     (1,003,255)      (487,936)    (1,104,904)      (615,960)    (1,659,135)
          (195,587)       (70,663)      (23,712)        (77,386)       (27,829)      (145,195)        (6,738)       (62,074)
           (48,205)         3,269       (19,019)         17,706        (97,626)       (50,539)      (160,349)       (29,017)
          (641,726)     1,100,218       382,056        (271,475)      (550,443)      (155,209)      (837,237)    (1,458,101)
       -----------    -----------    ----------     -----------    -----------    -----------    -----------    -----------
        (2,012,430)    (1,457,244)        8,325      (1,232,881)    (1,122,305)    (1,295,242)    (1,505,827)    (2,990,423)
       -----------    -----------    ----------     -----------    -----------    -----------    -----------    -----------


             6,498         (2,378)        1,490          (2,747)         2,342         (1,019)         4,441         (5,300)
       -----------    -----------    ----------     -----------    -----------    -----------    -----------    -----------
        (3,936,303)      (735,774)     (284,761)       (399,298)    (1,600,205)      (981,445)    (2,585,497)    (1,448,199)


        18,741,316     19,477,090     4,520,457       4,919,755      7,295,959      8,277,404     10,315,552     11,763,751
       -----------    -----------    ----------     -----------    -----------    -----------    -----------    -----------
       $14,805,013    $18,741,316    $4,235,696     $ 4,520,457    $ 5,695,754    $ 7,295,959    $ 7,730,055    $10,315,552
       ===========    ===========    ==========     ===========    ===========    ===========    ===========    ===========





              MAINSTAY VP
                MODERATE                    MAINSTAY VP
                 GROWTH                       S&P 500                     MAINSTAY VP                   MAINSTAY VP
              ALLOCATION--                    INDEX--                  SMALL CAP GROWTH--              TOTAL RETURN--
             SERVICE CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $  (57,554)    $   47,349    $   (530,514)  $    231,874    $  (18,092)    $   (56,525)  $   (382,276)  $    590,112
           27,092         85,537       1,917,388      5,219,523       (33,077)        290,521     (1,676,639)      (166,225)
               --        257,399              --             --            --         287,298             --      4,621,625

         (776,711)        67,602     (12,657,922)    (1,069,285)     (271,050)       (676,002)    (3,231,037)      (584,280)
       ----------     ----------    ------------   ------------    ----------     -----------   ------------   ------------

         (807,173)       457,887     (11,271,048)     4,382,112      (322,219)       (154,708)    (5,289,952)     4,461,232
       ----------     ----------    ------------   ------------    ----------     -----------   ------------   ------------

          132,736      1,188,623         554,332      1,461,038        12,033          74,605        177,964        547,144
         (419,933)      (331,938)     (6,324,190)   (17,346,869)     (184,242)       (898,616)    (4,870,103)   (10,248,767)
               --        (77,930)     (1,370,743)    (1,217,706)           --            (647)      (897,886)    (1,153,560)
           (3,745)        38,370        (704,880)      (367,612)       (7,787)         (8,367)      (445,945)      (202,883)
        1,629,716      3,137,547      (3,258,980)    (4,649,099)     (221,413)       (473,375)    (1,393,185)    (3,671,636)
       ----------     ----------    ------------   ------------    ----------     -----------   ------------   ------------
        1,338,774      3,954,672     (11,104,461)   (22,120,248)     (401,409)     (1,306,400)    (7,429,155)   (14,729,702)
       ----------     ----------    ------------   ------------    ----------     -----------   ------------   ------------


            2,668         (1,401)         39,696        (16,508)        1,353             662         17,029        (15,842)
       ----------     ----------    ------------   ------------    ----------     -----------   ------------   ------------
          534,269      4,411,158     (22,335,813)   (17,754,644)     (722,275)     (1,460,446)   (12,702,078)   (10,284,312)


        8,695,541      4,284,383      94,708,877    112,463,521     3,358,140       4,818,586     65,985,058     76,269,370
       ----------     ----------    ------------   ------------    ----------     -----------   ------------   ------------
       $9,229,810     $8,695,541    $ 72,373,064   $ 94,708,877    $2,635,865     $ 3,358,140   $ 53,282,980   $ 65,985,058
       ==========     ==========    ============   ============    ==========     ===========   ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)




                                                                          MAINSTAY VP                       ALGER AMERICAN
                                                                            VALUE--                        SMALLCAP GROWTH--
                                                                         INITIAL CLASS                      CLASS O SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    672,232       $    81,561       $   (51,997)      $  (140,147)
     Net realized gain (loss) on investments................        (951,796)        2,776,171           434,039           217,219
     Realized gain distribution received....................       4,554,363         3,245,539            96,339                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (4,959,870)       (5,434,882)       (2,059,595)        1,534,354
                                                                ------------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (685,071)          668,389        (1,581,214)        1,611,426
                                                                ------------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         108,797           692,565            39,555           100,696
     Policyowners' surrenders...............................      (2,139,949)       (6,661,936)         (517,486)       (1,917,606)
     Policyowners' annuity and death benefits...............        (137,744)         (495,371)          (41,557)          (51,567)
     Net transfers from (to) Fixed Account..................        (221,368)         (316,219)          (45,251)          (57,882)
     Transfers between Investment Divisions.................     (33,417,917)       (1,859,710)         (779,223)         (308,546)
                                                                ------------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................     (35,808,181)       (8,640,671)       (1,343,962)       (2,234,905)
                                                                ------------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           4,999            (2,997)            5,425            (4,816)
                                                                ------------       -----------       -----------       -----------
          Increase (decrease) in net assets.................     (36,488,253)       (7,975,279)       (2,919,751)         (628,295)

NET ASSETS:
     Beginning of period....................................      36,488,253        44,463,532        10,042,648        10,670,943
                                                                ------------       -----------       -----------       -----------
     End of period..........................................    $         --       $36,488,253       $ 7,122,897       $10,042,648
                                                                ============       ===========       ===========       ===========







                                                                        FIDELITY(R) VIP                     FIDELITY(R) VIP
                                                                        EQUITY-INCOME--                        MID CAP--
                                                                         INITIAL CLASS                      SERVICE CLASS 2
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (126,226)      $    95,031       $   (40,841)      $   (73,993)
     Net realized gain (loss) on investments................        (233,587)          520,116           (26,169)          345,771
     Realized gain distribution received....................          18,256         1,930,349         1,207,527           854,226
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (2,901,261)       (2,297,377)       (1,812,628)           55,709
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (3,242,818)          248,119          (672,111)        1,181,713
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         113,494           625,387            81,503           306,370
     Policyowners' surrenders...............................      (1,246,851)       (3,898,215)         (466,190)       (1,168,625)
     Policyowners' annuity and death benefits...............        (116,618)         (536,201)           (6,293)         (152,461)
     Net transfers from (to) Fixed Account..................        (220,429)         (212,711)          (53,040)           10,014
     Transfers between Investment Divisions.................      (1,273,808)         (385,835)         (575,171)         (123,608)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (2,744,212)       (4,407,575)       (1,019,191)       (1,128,310)
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          10,721            (1,272)            2,936            (3,940)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (5,976,309)       (4,160,728)       (1,688,366)           49,463

NET ASSETS:
     Beginning of period....................................      22,751,976        26,912,704         8,967,196         8,917,733
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $16,775,667       $22,751,976       $ 7,278,830       $ 8,967,196
                                                                 ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                                         COLUMBIA SMALL CAP                DREYFUS IP
              CVS CALVERT                   VALUE FUND,                    TECHNOLOGY                 FIDELITY(R) VIP
            SOCIAL BALANCED              VARIABLE SERIES--                  GROWTH--                  CONTRAFUND(R)--
               PORTFOLIO                      CLASS B                    INITIAL SHARES                INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $  (11,033)    $   18,659     $  (10,064)    $  (21,363)    $   (6,338)    $  (12,018)   $   (296,758)   $  (225,623)
           19,015        118,806        (38,987)        84,637         37,019         84,617        (355,811)     2,368,433
               --        104,243             --        222,651             --             --       1,229,941     13,282,767

         (134,809)      (205,775)      (110,153)      (349,670)      (172,295)        36,905      (7,389,890)    (7,113,876)
       ----------     ----------     ----------     ----------     ----------     ----------    ------------    -----------

         (126,827)        35,933       (159,204)       (63,745)      (141,614)       109,504      (6,812,518)     8,311,701
       ----------     ----------     ----------     ----------     ----------     ----------    ------------    -----------

            3,332         33,176         12,536         49,213         28,362         21,714         365,020      1,344,095
          (78,679)      (342,065)      (135,251)      (432,960)       (80,497)       (88,586)     (3,148,654)    (7,948,728)
           (8,362)        (5,204)        (2,912)        (7,549)            --         (9,588)       (594,744)      (364,844)
           (9,967)         2,120         (6,303)        11,151          2,121          3,371        (331,451)      (175,248)
          (33,106)      (134,087)       (26,609)       (25,202)      (104,071)        92,800        (669,011)    (1,926,717)
       ----------     ----------     ----------     ----------     ----------     ----------    ------------    -----------
         (126,782)      (446,060)      (158,539)      (405,347)      (154,085)        19,711      (4,378,840)    (9,071,442)
       ----------     ----------     ----------     ----------     ----------     ----------    ------------    -----------


              437           (157)           653            230            483           (417)         24,205        (29,065)
       ----------     ----------     ----------     ----------     ----------     ----------    ------------    -----------
         (253,172)      (410,284)      (317,090)      (468,862)      (295,216)       128,798     (11,167,153)      (788,806)


        1,835,218      2,245,502      1,717,180      2,186,042      1,145,306      1,016,508      54,736,490     55,525,296
       ----------     ----------     ----------     ----------     ----------     ----------    ------------    -----------
       $1,582,046     $1,835,218     $1,400,090     $1,717,180     $  850,090     $1,145,306    $ 43,569,337    $54,736,490
       ==========     ==========     ==========     ==========     ==========     ==========    ============    ===========






                                            JANUS ASPEN
              JANUS ASPEN                 SERIES WORLDWIDE              MFS(R) INVESTORS                   MFS(R)
           SERIES BALANCED--                  GROWTH--                   TRUST SERIES--              RESEARCH SERIES--
          INSTITUTIONAL SHARES          INSTITUTIONAL SHARES             INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   241,985    $   429,699    $   (13,972)   $  (159,082)   $    1,122     $   (5,543)    $   (2,347)    $   (9,609)
           428,619        691,314     (1,359,997)    (2,802,536)       44,388         93,113         90,834         72,958
         2,048,641             --             --             --        62,954         10,434             --             --

        (3,687,428)     2,065,132     (3,138,574)     5,305,460      (205,206)         5,873       (243,482)       123,806
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------

          (968,183)     3,186,145     (4,512,543)     2,343,842       (96,742)       103,877       (154,995)       187,155
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------

           252,737        812,060        185,544        541,717        12,031         45,966          8,987         15,417
        (2,739,285)    (5,365,867)    (1,490,800)    (3,710,234)      (58,621)      (302,863)      (115,974)      (281,701)
          (401,346)      (326,514)      (403,441)      (331,921)       (3,294)        (3,188)            --             --
          (100,006)      (241,230)      (213,488)      (205,285)          233            531        (14,758)        (3,584)
            36,056     (1,709,948)      (871,826)    (1,260,823)      (28,960)        35,770        (47,574)       (42,996)
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------
        (2,951,844)    (6,831,499)    (2,794,011)    (4,966,546)      (78,611)      (223,784)      (169,319)      (312,864)
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------


             5,142        (10,862)        13,426         (9,302)          407           (339)           665           (638)
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------
        (3,914,885)    (3,656,216)    (7,293,128)    (2,632,006)     (174,946)      (120,246)      (323,649)      (126,347)


        34,085,700     37,741,916     26,284,415     28,916,421     1,100,692      1,220,938      1,555,106      1,681,453
       -----------    -----------    -----------    -----------    ----------     ----------     ----------     ----------
       $30,170,815    $34,085,700    $18,991,287    $26,284,415    $  925,746     $1,100,692     $1,231,457     $1,555,106
       ===========    ===========    ===========    ===========    ==========     ==========     ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)




                                                                            MFS(R)                         NEUBERGER BERMAN
                                                                      UTILITIES SERIES--                      AMT MID-CAP
                                                                         SERVICE CLASS                 GROWTH PORTFOLIO--CLASS S
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   109,635       $  (105,535)      $   (6,798)       $  (12,359)
     Net realized gain (loss) on investments................         828,363           669,018           38,303            69,879
     Realized gain distribution received....................       3,004,543         1,226,695               --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (4,574,833)        2,392,203         (182,139)           97,234
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (632,292)        4,182,381         (150,634)          154,754
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         282,874         1,548,280            9,160            43,076
     Policyowners' surrenders...............................      (1,532,248)       (1,796,235)         (74,860)          (55,782)
     Policyowners' annuity and death benefits...............         (82,642)         (178,321)              --              (387)
     Net transfers from (to) Fixed Account..................        (368,563)          173,329           (3,291)            3,373
     Transfers between Investment Divisions.................         976,423         4,622,442           56,682           466,206
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................        (724,156)        4,369,495          (12,309)          456,486
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           5,955           (10,549)             553              (527)
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................      (1,350,493)        8,541,327         (162,390)          610,713

NET ASSETS:
     Beginning of period....................................      22,591,839        14,050,512        1,214,325           603,612
                                                                 -----------       -----------       ----------        ----------
     End of period..........................................     $21,241,346       $22,591,839       $1,051,935        $1,214,325
                                                                 ===========       ===========       ==========        ==========






                                                                          VAN KAMPEN                            VICTORY
                                                                              UIF                                 VIF
                                                                       EMERGING MARKETS                   DIVERSIFIED STOCK--
                                                                        EQUITY--CLASS I                     CLASS A SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (95,410)      $  (128,376)      $   (3,546)       $   (8,250)
     Net realized gain (loss) on investments................       1,563,556         1,774,314           19,200            70,955
     Realized gain distribution received....................              --         1,644,585               --           106,533
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (4,244,314)        1,512,315          (96,223)          (60,817)
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (2,776,168)        4,802,838          (80,569)          108,421
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         141,212           500,369           37,963            11,965
     Policyowners' surrenders...............................        (901,879)       (1,737,732)        (148,866)         (271,587)
     Policyowners' annuity and death benefits...............         (57,804)          (71,720)        (171,102)             (388)
     Net transfers from (to) Fixed Account..................        (168,350)          (35,116)         (60,653)            1,803
     Transfers between Investment Divisions.................        (311,627)        1,073,160           48,515           202,172
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................      (1,298,448)         (271,039)        (294,143)          (56,035)
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          10,977           (17,664)             403              (327)
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................      (4,063,639)        4,514,135         (374,309)           52,059

NET ASSETS:
     Beginning of period....................................      17,363,799        12,849,664        1,230,425         1,178,366
                                                                 -----------       -----------       ----------        ----------
     End of period..........................................     $13,300,160       $17,363,799       $  856,116        $1,230,425
                                                                 ===========       ===========       ==========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                 ROYCE                         ROYCE
               MICRO-CAP                     SMALL-CAP                   T. ROWE PRICE                    VAN ECK
              PORTFOLIO--                   PORTFOLIO--                  EQUITY INCOME                   WORLDWIDE
            INVESTMENT CLASS              INVESTMENT CLASS                 PORTFOLIO                    HARD ASSETS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $  (13,531)    $    5,932     $   (8,686)    $  (19,114)    $    44,240    $    67,820    $   (82,858)   $  (185,696)
          (33,426)        20,785         (8,661)        54,960         440,116      1,234,360      1,071,277      1,247,090
               --        203,416             --         64,596         375,575        974,047      2,627,148      1,680,944

         (136,407)      (192,422)        27,456       (153,491)     (2,931,315)    (1,886,057)       729,784      2,842,128
       ----------     ----------     ----------     ----------     -----------    -----------    -----------    -----------

         (183,364)        37,711         10,109        (53,049)     (2,071,384)       390,170      4,345,351      5,584,466
       ----------     ----------     ----------     ----------     -----------    -----------    -----------    -----------

           57,736        105,179         42,257         41,708         111,825        535,634        251,144        529,300
         (179,486)      (212,827)       (59,928)      (256,220)     (1,064,364)    (2,933,596)    (1,148,826)    (1,793,221)
           (2,617)       (34,323)        (6,142)       (36,892)        (46,138)      (205,864)      (133,870)      (198,085)
           11,822         10,293          2,477          7,495        (331,635)        (8,696)      (148,619)        62,662
         (130,178)       719,572         33,658        283,798        (694,242)        86,915      1,919,704      2,117,308
       ----------     ----------     ----------     ----------     -----------    -----------    -----------    -----------
         (242,723)       587,894         12,322         39,889      (2,024,554)    (2,525,607)       739,533        717,964
       ----------     ----------     ----------     ----------     -----------    -----------    -----------    -----------


              782           (369)           146            142           6,830         (1,642)        (6,984)       (16,852)
       ----------     ----------     ----------     ----------     -----------    -----------    -----------    -----------
         (425,305)       625,236         22,577        (13,018)     (4,089,108)    (2,137,079)     5,077,900      6,285,578


        2,402,823      1,777,587      1,377,957      1,390,975      15,721,093     17,858,172     18,893,741     12,608,163
       ----------     ----------     ----------     ----------     -----------    -----------    -----------    -----------
       $1,977,518     $2,402,823     $1,400,534     $1,377,957     $11,631,985    $15,721,093    $23,971,641    $18,893,741
       ==========     ==========     ==========     ==========     ===========    ===========    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2008
(Unaudited)





                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $5,819,052        $22,977,839      $ 96,275,701
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         (4,300)           (29,879)         (116,158)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         18,367             69,358           314,955
     Administrative charges...........          1,531              5,780            26,246
                                           ----------        -----------      ------------
       Total net assets...............     $5,794,854        $22,872,822      $ 95,818,342
                                           ==========        ===========      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $5,794,854        $22,872,822      $ 95,818,342
                                           ==========        ===========      ============

     Variable accumulation unit
       value..........................     $    10.77        $     18.54      $      23.54
                                           ==========        ===========      ============


Identified Cost of Investment.........     $6,192,714        $22,397,939      $121,756,751
                                           ==========        ===========      ============







                                                             MAINSTAY VP
                                           MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                             GROWTH           CORPORATE        ICAP SELECT
                                          ALLOCATION--         BOND--           EQUITY--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $5,285,817        $73,110,670       $46,038,192
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         21,886           (150,948)         (115,711)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         15,743            232,171            85,021
     Administrative charges...........          1,312             19,348             7,085
                                           ----------        -----------       -----------
       Total net assets...............     $5,290,648        $72,708,203       $45,830,375
                                           ==========        ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $5,290,648        $72,708,203       $45,830,375
                                           ==========        ===========       ===========

     Variable accumulation unit
       value..........................     $    10.69        $     25.56       $     13.07
                                           ==========        ===========       ===========


Identified Cost of Investment.........     $5,757,925        $66,757,952       $52,032,779
                                           ==========        ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES







                          MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
           CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
        MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $28,361,319       $56,378,204       $6,765,019        $14,273,687       $3,022,343        $5,429,526        $20,258,388
             44,455                --               --                 --               --            18,211                 --

            (47,017)          (40,726)          (7,799)            72,840             (812)            1,060             19,060



             88,397           181,131           19,471             46,132            9,371            17,418             60,362
              7,366            15,094            1,623              3,844              781             1,451              5,030
        -----------       -----------       ----------        -----------       ----------        ----------        -----------
        $28,262,994       $56,141,253       $6,736,126        $14,296,551       $3,011,379        $5,429,928        $20,212,056
        ===========       ===========       ==========        ===========       ==========        ==========        ===========


        $28,262,994       $56,141,253       $6,736,126        $14,296,551       $3,011,379        $5,429,928        $20,212,056
        ===========       ===========       ==========        ===========       ==========        ==========        ===========

        $      1.45       $     28.97       $    10.65        $     21.76       $    13.15        $    10.60        $     18.95
        ===========       ===========       ==========        ===========       ==========        ==========        ===========


        $28,359,600       $65,495,711       $6,983,938        $11,903,042       $2,734,474        $5,718,113        $19,883,573
        ===========       ===========       ==========        ===========       ==========        ==========        ===========







                                                                                                                    MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
       INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
         EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $18,969,976       $7,532,251        $8,400,871        $11,259,876       $11,443,043       $12,661,224       $13,751,729
                 --               --                --                 --                --                --                --

            (36,581)             941           (32,962)               202            (8,623)           11,049             2,018



             59,262           23,517            27,304             36,688            36,836            38,031            40,484
              4,939            1,960             2,275              3,057             3,070             3,169             3,374
        -----------       ----------        ----------        -----------       -----------       -----------       -----------
        $18,869,194       $7,507,715        $8,338,330        $11,220,333       $11,394,514       $12,631,073       $13,709,889
        ===========       ==========        ==========        ===========       ===========       ===========       ===========


        $18,869,194       $7,507,715        $8,338,330        $11,220,333       $11,394,514       $12,631,073       $13,709,889
        ===========       ==========        ==========        ===========       ===========       ===========       ===========

        $     22.55       $    15.11        $    16.60        $     15.19       $     12.71       $     10.77       $     10.86
        ===========       ==========        ==========        ===========       ===========       ===========       ===========


        $17,382,035       $6,197,366        $8,708,666        $10,296,264       $12,582,322       $13,127,181       $14,270,264
        ===========       ==========        ==========        ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)




                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                             S&P 500          SMALL CAP           TOTAL
                                             INDEX--          GROWTH--          RETURN--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......    $106,260,693       $3,516,822        $62,345,077
  Dividends due and accrued...........              --               --                 --
  Net receivable from (payable to) New
     York Life Insurance  and Annuity
     Corporation......................         (88,945)            (218)           (72,183)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         340,182           11,668            198,246
     Administrative charges...........          28,348              972             16,521
                                          ------------       ----------        -----------
       Total net assets...............    $105,803,218       $3,503,964        $62,058,127
                                          ============       ==========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........    $105,803,218       $3,503,964        $62,058,127
                                          ============       ==========        ===========

     Variable accumulation unit
       value..........................    $      30.39       $     9.84        $     23.90
                                          ============       ==========        ===========


Identified Cost of Investment.........    $103,562,912       $3,900,829        $70,408,611
                                          ============       ==========        ===========






                                                             JANUS ASPEN
                                           JANUS ASPEN         SERIES
                                             SERIES           WORLDWIDE          MFS(R)
                                           BALANCED--         GROWTH--          INVESTORS
                                          INSTITUTIONAL     INSTITUTIONAL    TRUST SERIES--
                                             SHARES            SHARES         INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $56,239,440       $30,082,485       $1,297,265
  Dividends due and accrued...........              --                --               --
  Net receivable from (payable to) New
     York Life Insurance  and Annuity
     Corporation......................         (31,909)           35,471           (4,327)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................         173,485            95,001            4,071
     Administrative charges...........          14,457             7,917              339
                                           -----------       -----------       ----------
       Total net assets...............     $56,019,589       $30,015,038       $1,288,528
                                           ===========       ===========       ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $56,019,589       $30,015,038       $1,288,528
                                           ===========       ===========       ==========

     Variable accumulation unit
       value..........................     $     25.32       $     16.53       $    11.16
                                           ===========       ===========       ==========


Identified Cost of Investment.........     $51,434,493       $42,846,396       $1,149,607
                                           ===========       ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES





                                              COLUMBIA
           ALGER              CVS             SMALL CAP                           FIDELITY(R)       FIDELITY(R)
         AMERICAN           CALVERT          VALUE FUND,        DREYFUS IP            VIP               VIP            FIDELITY(R)
         SMALLCAP           SOCIAL            VARIABLE          TECHNOLOGY          CONTRA-           EQUITY-              VIP
         GROWTH--          BALANCED           SERIES--           GROWTH--          FUND(R)--         INCOME--           MID CAP--
      CLASS O SHARES       PORTFOLIO           CLASS B        INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------------------------


        $11,307,046       $3,984,956         $1,736,113         $1,874,457        $71,202,659       $23,323,417        $13,334,733
                 --               --                 --                 --                 --                --                 --

             (8,151)            (616)             1,606             (1,848)           (24,659)            6,219            (15,121)



             35,698           12,190              5,547              6,148            228,625            75,110             42,305
              2,975            1,016                462                512             19,052             6,259              3,525
        -----------       ----------         ----------         ----------        -----------       -----------        -----------
        $11,260,222       $3,971,134         $1,731,710         $1,865,949        $70,930,323       $23,248,267        $13,273,782
        ===========       ==========         ==========         ==========        ===========       ===========        ===========


        $11,260,222       $3,971,134         $1,731,710         $1,865,949        $70,930,323       $23,248,267        $13,273,782
        ===========       ==========         ==========         ==========        ===========       ===========        ===========

        $     13.23       $    19.64         $    11.29         $     8.98        $     26.65       $     18.83        $     19.15
        ===========       ==========         ==========         ==========        ===========       ===========        ===========


        $ 8,939,779       $3,970,422         $2,084,934         $1,796,327        $78,173,821       $26,832,162        $14,888,360
        ===========       ==========         ==========         ==========        ===========       ===========        ===========






                                               NEUBERGER
                                                BERMAN             ROYCE             ROYCE
          MFS(R)             MFS(R)           AMT MID-CAP        MICRO-CAP         SMALL-CAP        T. ROWE PRICE         VAN ECK
         RESEARCH           UTILITIES           GROWTH          PORTFOLIO--       PORTFOLIO--          EQUITY            WORLDWIDE
         SERIES--           SERIES--          PORTFOLIO--       INVESTMENT        INVESTMENT           INCOME              HARD
       INITIAL CLASS      SERVICE CLASS         CLASS S            CLASS             CLASS            PORTFOLIO           ASSETS
      ------------------------------------------------------------------------------------------------------------------------------


        $1,944,497         $30,950,574        $1,032,698        $2,513,546        $1,954,508         $18,388,125        $31,468,404
                --                  --                --                --                --                  --                 --

               487              68,221            (4,044)          (31,485)           (1,172)             18,768            117,066



             6,233              98,367             3,349             7,627             5,553              58,424            100,160
               519               8,197               279               636               463               4,869              8,347
        ----------         -----------        ----------        ----------        ----------         -----------        -----------
        $1,938,232         $30,912,231        $1,025,026        $2,473,798        $1,947,320         $18,343,600        $31,476,963
        ==========         ===========        ==========        ==========        ==========         ===========        ===========


        $1,938,232         $30,912,231        $1,025,026        $2,473,798        $1,947,320         $18,343,600        $31,476,963
        ==========         ===========        ==========        ==========        ==========         ===========        ===========

        $    11.70         $     23.53        $    15.00        $    13.63        $    12.54         $     14.85        $     49.58
        ==========         ===========        ==========        ==========        ==========         ===========        ===========


        $1,542,802         $29,315,231        $1,042,306        $2,857,285        $2,018,090         $20,728,329        $22,754,661
        ==========         ===========        ==========        ==========        ==========         ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)


                                            VAN KAMPEN
                                                UIF             VICTORY
                                             EMERGING             VIF
                                              MARKETS         DIVERSIFIED
                                             EQUITY--       STOCK--CLASS A
                                              CLASS I           SHARES
                                          --------------------------------
ASSETS:
  Investment, at net asset value......      $17,951,813       $1,525,811
  Dividends due and accrued...........               --               --
  Net receivable from (payable to) New
     York Life Insurance  and Annuity
     Corporation......................           (1,839)          (8,478)
LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................           57,669            4,904
     Administrative charges...........            4,806              409
                                            -----------       ----------
       Total net assets...............      $17,887,499       $1,512,020
                                            ===========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........      $17,887,499       $1,512,020
                                            ===========       ==========
     Variable accumulation unit
       value..........................      $     26.56       $    13.45
                                            ===========       ==========

Identified Cost of Investment.........      $13,081,775       $1,535,347
                                            ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES




                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008
(Unaudited)





                                                                             MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP        CAPITAL
                                            BALANCED--         BOND--      APPRECIATION--
                                           SERVICE CLASS   INITIAL CLASS    INITIAL CLASS
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --     $        --     $         --
  Mortality and expense risk charges....        (37,617)       (142,287)        (607,836)
  Administrative charges................         (3,135)        (11,857)         (50,653)
                                            -----------     -----------     ------------
       Net investment income (loss).....        (40,752)       (154,144)        (658,489)
                                            -----------     -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,305,580       2,254,732       10,267,156
  Cost of investments sold..............     (1,306,079)     (2,114,368)     (10,565,317)
                                            -----------     -----------     ------------
       Net realized gain (loss) on
          investments...................           (499)        140,364         (298,161)
  Realized gain distribution received...             --              --               --
  Change in unrealized appreciation
     (depreciation) on
     investments........................       (427,174)        (52,514)     (10,624,163)
                                            -----------     -----------     ------------
       Net gain (loss) on investments...       (427,673)         87,850      (10,922,324)
                                            -----------     -----------     ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $  (468,425)    $   (66,294)    $(11,580,813)
                                            ===========     ===========     ============







                                                            MAINSTAY VP
                                            MAINSTAY VP      HIGH YIELD      MAINSTAY VP
                                              GROWTH         CORPORATE       ICAP SELECT
                                           ALLOCATION--        BOND--         EQUITY--
                                           SERVICE CLASS   INITIAL CLASS    INITIAL CLASS
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $      --      $         --     $        --
  Mortality and expense risk charges....       (31,062)         (467,311)       (121,024)
  Administrative charges................        (2,589)          (38,943)        (10,085)
                                             ---------      ------------     -----------
       Net investment income (loss).....       (33,651)         (506,254)       (131,109)
                                             ---------      ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       859,768        11,784,203       2,145,821
  Cost of investments sold..............      (821,190)      (10,299,536)     (1,548,286)
                                             ---------      ------------     -----------
       Net realized gain (loss) on
          investments...................        38,578         1,484,667         597,535
  Realized gain distribution received...            --                --              --
  Change in unrealized appreciation
     (depreciation) on
     investments........................      (635,025)       (2,869,300)     (6,862,893)
                                             ---------      ------------     -----------
       Net gain (loss) on investments...      (596,447)       (1,384,633)     (6,265,358)
                                             ---------      ------------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............     $(630,098)     $ (1,890,887)    $(6,396,467)
                                             =========      ============     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES









                        MAINSTAY VP      MAINSTAY VP                      MAINSTAY VP
        MAINSTAY VP       COMMON        CONSERVATIVE      MAINSTAY VP     DEVELOPING      MAINSTAY VP      MAINSTAY VP
           CASH           STOCK--       ALLOCATION--     CONVERTIBLE--     GROWTH--     FLOATING RATE--    GOVERNMENT--
        MANAGEMENT     INITIAL CLASS    SERVICE CLASS    INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


        $   394,919     $        --      $       --       $        --      $      --      $   156,786      $        --
           (168,630)       (368,184)        (36,770)          (88,988)       (18,043)         (35,379)        (123,531)
            (14,052)        (30,682)         (3,064)           (7,416)        (1,504)          (2,948)         (10,294)
        -----------     -----------      ----------       -----------      ---------      -----------      -----------
            212,237        (398,866)        (39,834)          (96,404)       (19,547)         118,459         (133,825)
        -----------     -----------      ----------       -----------      ---------      -----------      -----------


          4,634,843       6,534,124       1,023,609         1,604,222        422,898        2,578,891        2,134,785
         (4,634,641)     (7,679,190)       (956,078)       (1,144,148)      (287,276)      (2,767,553)      (2,140,361)
        -----------     -----------      ----------       -----------      ---------      -----------      -----------
                202      (1,145,066)         67,531           460,074        135,622         (188,662)          (5,576)
                 --              --              --                --             --               --               --

              1,831      (5,995,937)       (310,680)       (1,152,982)      (760,658)          (6,037)         282,617
        -----------     -----------      ----------       -----------      ---------      -----------      -----------
              2,033      (7,141,003)       (243,149)         (692,908)      (625,036)        (194,699)         277,041
        -----------     -----------      ----------       -----------      ---------      -----------      -----------

        $   214,270     $(7,539,869)     $ (282,983)      $  (789,312)     $(644,583)     $   (76,240)     $   143,216
        ===========     ===========      ==========       ===========      =========      ===========      ===========








        MAINSTAY VP     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
       INTERNATIONAL     LARGE CAP         MID CAP          MID CAP         MID CAP         MODERATE     MODERATE GROWTH
         EQUITY--        GROWTH--          CORE--          GROWTH--         VALUE--       ALLOCATION--     ALLOCATION--
       INITIAL CLASS   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------


        $        --      $      --       $        --      $        --     $        --     $        --      $        --
           (122,898)       (43,440)          (53,358)         (72,858)        (76,732)        (74,231)         (76,805)
            (10,241)        (3,620)           (4,447)          (6,072)         (6,394)         (6,186)          (6,400)
        -----------      ---------       -----------      -----------     -----------     -----------      -----------
           (133,139)       (47,060)          (57,805)         (78,930)        (83,126)        (80,417)         (83,205)
        -----------      ---------       -----------      -----------     -----------     -----------      -----------


          2,395,458        494,475         1,679,131        1,935,475       2,337,160       1,839,463          597,478
         (1,417,196)      (485,069)       (1,468,413)      (1,338,051)     (2,119,252)     (1,725,386)        (566,675)
        -----------      ---------       -----------      -----------     -----------     -----------      -----------
            978,262          9,406           210,718          597,424         217,908         114,077           30,803
                 --             --                --               --              --              --               --

         (3,239,208)      (462,504)         (845,184)      (2,006,061)     (1,393,258)       (901,439)      (1,154,072)
        -----------      ---------       -----------      -----------     -----------     -----------      -----------
         (2,260,946)      (453,098)         (634,466)      (1,408,637)     (1,175,350)       (787,362)      (1,123,269)
        -----------      ---------       -----------      -----------     -----------     -----------      -----------

        $(2,394,085)     $(500,158)      $  (692,271)     $(1,487,567)    $(1,258,476)    $  (867,779)     $(1,206,474)
        ===========      =========       ===========      ===========     ===========     ===========      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
(Unaudited)





                                            MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
                                              S&P 500        SMALL CAP          TOTAL
                                              INDEX--         GROWTH--        RETURN--
                                           INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $         --      $      --       $        --
  Mortality and expense risk charges....       (701,781)       (22,763)         (406,398)
  Administrative charges................        (58,482)        (1,897)          (33,867)
                                           ------------      ---------       -----------
       Net investment income (loss).....       (760,263)       (24,660)         (440,265)
                                           ------------      ---------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     11,722,256        719,476         7,870,480
  Cost of investments sold..............    (10,011,722)      (763,174)       (8,907,375)
                                           ------------      ---------       -----------
       Net realized gain (loss) on
          investments...................      1,710,534        (43,698)       (1,036,895)
  Realized gain distribution received...             --             --                --
  Change in unrealized appreciation
     (depreciation) on
     investments........................    (17,039,736)      (357,910)       (4,600,279)
                                           ------------      ---------       -----------
       Net gain (loss) on investments...    (15,329,202)      (401,608)       (5,637,174)
                                           ------------      ---------       -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $(16,089,465)     $(426,268)      $(6,077,439)
                                           ============      =========       ===========






                                                                             JANUS ASPEN
                                             FIDELITY       JANUS ASPEN        SERIES
                                                VIP            SERIES         WORLDWIDE
                                             MID CAP--       BALANCED--       GROWTH--
                                           SERVICE CLASS   INSTITUTIONAL    INSTITUTIONAL
                                                 2             SHARES          SHARES
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $    16,493     $   833,211      $   209,742
  Mortality and expense risk charges....        (82,110)       (350,416)        (210,753)
  Administrative charges................         (6,843)        (29,201)         (17,563)
                                            -----------     -----------      -----------
       Net investment income (loss).....        (72,460)        453,594          (18,574)
                                            -----------     -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,569,008       4,392,897        3,668,064
  Cost of investments sold..............     (1,524,387)     (4,264,821)      (6,069,791)
                                            -----------     -----------      -----------
       Net realized gain (loss) on
          investments...................         44,621         128,076       (2,401,727)
  Realized gain distribution received...      2,057,496       3,792,982               --
  Change in unrealized appreciation
     (depreciation) on
     investments........................     (3,168,084)     (6,145,163)      (4,591,125)
                                            -----------     -----------      -----------
       Net gain (loss) on investments...     (1,065,967)     (2,224,105)      (6,992,852)
                                            -----------     -----------      -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $(1,138,427)    $(1,770,511)     $(7,011,426)
                                            ===========     ===========      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES







                                                        COLUMBIA SMALL
                           ALGER             CVS           CAP VALUE                                       FIDELITY(R)
                         AMERICAN          CALVERT           FUND,        DREYFUS IP      FIDELITY(R)          VIP
        MAINSTAY VP      SMALLCAP          SOCIAL          VARIABLE       TECHNOLOGY          VIP            EQUITY-
          VALUE--        GROWTH--         BALANCED         SERIES--        GROWTH--     CONTRAFUND(R)--      INCOME--
       INITIAL CLASS  CLASS O SHARES      PORTFOLIO         CLASS B     INITIAL SHARES   INITIAL CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $  1,089,018     $        --       $      --        $      --       $      --      $     15,250     $        --
           (190,207)        (73,249)        (24,821)         (11,661)        (11,984)         (458,087)       (158,348)
            (15,851)         (6,104)         (2,068)            (972)           (999)          (38,174)        (13,196)
       ------------     -----------       ---------        ---------       ---------      ------------     -----------
            882,960         (79,353)        (26,889)         (12,633)        (12,983)         (481,011)       (171,544)
       ------------     -----------       ---------        ---------       ---------      ------------     -----------

         46,646,888       1,648,743         357,673          425,172         353,686         6,161,182       3,094,364
        (47,130,049)     (1,502,590)       (363,105)        (453,823)       (333,831)       (6,294,702)     (3,422,778)
       ------------     -----------       ---------        ---------       ---------      ------------     -----------
           (483,161)        146,153          (5,432)         (28,651)         19,855          (133,520)       (328,414)
          5,971,887         145,649              --               --              --         1,982,504          24,563

         (7,208,188)     (2,616,545)       (285,075)        (157,371)       (296,384)      (12,252,252)     (3,894,632)
       ------------     -----------       ---------        ---------       ---------      ------------     -----------
         (1,719,462)     (2,324,743)       (290,507)        (186,022)       (276,529)      (10,403,268)     (4,198,483)
       ------------     -----------       ---------        ---------       ---------      ------------     -----------

       $   (836,502)    $(2,404,096)      $(317,396)       $(198,655)      $(289,512)     $(10,884,279)    $(4,370,027)
       ============     ===========       =========        =========       =========      ============     ===========






                                                           NEUBERGER
          MFS(R)                                            BERMAN           ROYCE           ROYCE
         INVESTORS        MFS(R)           MFS(R)         AMT MID-CAP      MICRO-CAP       SMALL-CAP      T. ROWE PRICE
           TRUST         RESEARCH         UTILITIES         GROWTH        PORTFOLIO--     PORTFOLIO--         EQUITY
         SERIES--        SERIES--         SERIES--        PORTFOLIO--     INVESTMENT       INVESTMENT         INCOME
       INITIAL CLASS   INITIAL CLASS    SERVICE CLASS       CLASS S          CLASS           CLASS          PORTFOLIO
      ------------------------------------------------------------------------------------------------------------------


         $  10,437       $  10,123       $   354,080       $      --       $      --       $      --       $   205,522
            (8,292)        (12,581)         (181,931)         (6,417)        (15,100)        (10,475)         (125,275)
              (691)         (1,048)          (15,161)           (535)         (1,258)           (873)          (10,440)
         ---------       ---------       -----------       ---------       ---------       ---------       -----------
             1,454          (3,506)          156,988          (6,952)        (16,358)        (11,348)           69,807
         ---------       ---------       -----------       ---------       ---------       ---------       -----------

           196,866         282,052         2,582,107         266,258         392,449         230,831         2,838,671
          (150,864)       (256,567)       (1,743,316)       (229,087)       (454,621)       (235,784)       (2,264,164)
         ---------       ---------       -----------       ---------       ---------       ---------       -----------
            46,002          25,485           838,791          37,171         (62,172)         (4,953)          574,507
            86,177              --         4,310,408              --              --              --           581,753

          (269,417)       (253,407)       (6,183,190)       (183,189)       (134,108)         25,636        (4,425,172)
         ---------       ---------       -----------       ---------       ---------       ---------       -----------
          (137,238)       (227,922)       (1,033,991)       (146,018)       (196,280)         20,683        (3,268,912)
         ---------       ---------       -----------       ---------       ---------       ---------       -----------

         $(135,784)      $(231,428)      $  (877,003)      $(152,970)      $(212,638)      $   9,335       $(3,199,105)
         =========       =========       ===========       =========       =========       =========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
(Unaudited)



                                                             VAN KAMPEN
                                                                UIF            VICTORY
                                              VAN ECK         EMERGING           VIF
                                             WORLDWIDE        MARKETS        DIVERSIFIED
                                               HARD           EQUITY--         STOCK--
                                              ASSETS          CLASS I      CLASS A SHARES
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   62,760      $        --       $   4,506
  Mortality and expense risk charges....      (156,808)        (118,238)         (9,332)
  Administrative charges................       (13,067)          (9,853)           (778)
                                            ----------      -----------       ---------
       Net investment income (loss).....      (107,115)        (128,091)         (5,604)
                                            ----------      -----------       ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     1,867,625        2,092,904         240,082
  Cost of investments sold..............      (957,896)        (653,343)       (220,957)
                                            ----------      -----------       ---------
       Net realized gain (loss) on
          investments...................       909,729        1,439,561          19,125
  Realized gain distribution received...     3,436,696               --              --
  Change in unrealized appreciation
     (depreciation) on
     investments........................     1,478,078       (4,992,305)       (127,505)
                                            ----------      -----------       ---------
       Net gain (loss) on investments...     5,824,503       (3,552,744)       (108,380)
                                            ----------      -----------       ---------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $5,717,388      $(3,680,835)      $(113,984)
                                            ==========      ===========       =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES






                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)





                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (40,752)      $    48,359       $  (154,144)      $   526,627
     Net realized gain (loss) on investments................            (499)          164,388          140,364             81,753
     Realized gain distribution received....................              --           267,629                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (427,174)         (391,143)          (52,514)          560,850
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (468,425)           89,233           (66,294)        1,169,230
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         119,583           492,031          775,652          1,053,533
     Policyowners' surrenders...............................        (418,426)       (1,212,536)       (1,795,819)       (4,001,372)
     Policyowners' annuity and death benefits...............              --           (34,424)         (131,275)          (57,671)
     Net transfers from (to) Fixed Account..................        (172,340)          (10,679)         (332,405)         (126,255)
     Transfers between Investment Divisions.................        (609,494)          482,812         1,582,977           200,240
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (1,080,677)         (282,796)           99,130        (2,931,525)
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           1,500              (319)             (637)           (3,652)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (1,547,602)         (193,882)           32,199        (1,765,947)

NET ASSETS:
     Beginning of period....................................       7,342,456         7,536,338        22,840,623        24,606,570
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $ 5,794,854       $ 7,342,456       $22,872,822       $22,840,623
                                                                 ===========       ===========       ===========       ===========






                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                         DEVELOPING
                                                                         CONVERTIBLE--                         GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (96,404)      $   145,560       $  (19,547)       $  (41,408)
     Net realized gain (loss) on investments................         460,074           775,190          135,622           354,719
     Realized gain distribution received....................              --           391,681               --           144,023
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (1,152,982)          673,450         (760,658)          464,787
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (789,312)        1,985,881         (644,583)          922,121
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         395,223           660,274           73,417           107,164
     Policyowners' surrenders...............................      (1,461,862)       (2,443,023)        (181,099)         (311,076)
     Policyowners' annuity and death benefits...............        (141,700)         (101,914)              --            (2,787)
     Net transfers from (to) Fixed Account..................        (242,878)          (39,860)            (543)          (96,428)
     Transfers between Investment Divisions.................         840,147          (273,527)          12,616           202,839
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................        (611,070)       (2,198,050)         (95,609)         (100,288)
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           2,694            (6,868)           2,102            (2,903)
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................      (1,397,688)         (219,037)        (738,090)          818,930

NET ASSETS:
     Beginning of period....................................      15,694,239        15,913,276        3,749,469         2,930,539
                                                                 -----------       -----------       ----------        ----------
     End of period..........................................     $14,296,551       $15,694,239       $3,011,379        $3,749,469
                                                                 ===========       ===========       ==========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES









                                                                                                        MAINSTAY VP
              MAINSTAY VP                                                 MAINSTAY VP                   CONSERVATIVE
         CAPITAL APPRECIATION--             MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--
             INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   (658,489)  $ (1,454,957)   $   212,237    $   671,790   $   (398,866)  $    (85,234)   $  (39,834)    $   79,002
          (298,161)     3,342,109            202           (106)    (1,145,066)       931,912        67,531         58,908
                --             --             --             --             --      5,329,424            --         76,259

       (10,624,163)    11,354,589          1,831            205     (5,995,937)    (3,143,453)     (310,680)       (17,444)
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------


       (11,580,813)    13,241,741        214,270        671,889     (7,539,869)     3,032,649      (282,983)       196,725
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------

         1,825,468      4,217,737      1,096,786      2,241,603        961,200      2,359,660       345,532        549,848
        (6,776,275)   (16,481,226)    (4,985,354)    (8,239,942)    (3,942,176)    (9,819,278)     (503,840)      (464,481)
          (329,426)      (561,401)       (29,456)      (147,065)      (170,101)      (126,713)     (176,483)            --
          (705,135)      (637,566)      (185,727)      (350,042)      (446,039)      (432,732)     (308,202)        18,811
        (3,636,547)   (10,143,221)     9,773,136      9,511,531     (2,448,529)    (3,499,317)    2,528,013      2,306,197
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
        (9,621,915)   (23,605,677)     5,669,385      3,016,085     (6,045,645)   (11,518,380)    1,885,020      2,410,375
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------


            46,192        (51,436)          (950)        (2,373)        27,485        (11,207)          731           (620)
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
       (21,156,536)   (10,415,372)     5,882,705      3,685,601    (13,558,029)    (8,496,938)    1,602,768      2,606,480


       116,974,878    127,390,250     22,380,289     18,694,688     69,699,282     78,196,220     5,133,358      2,526,878
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
      $ 95,818,342   $116,974,878    $28,262,994    $22,380,289   $ 56,141,253   $ 69,699,282    $6,736,126     $5,133,358
      ============   ============    ===========    ===========   ============   ============    ==========     ==========






                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                      GROWTH                      HIGH YIELD
            FLOATING RATE--                 GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--
             SERVICE CLASS                 INITIAL CLASS                 SERVICE CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   118,459    $   403,310    $  (133,825)   $   687,004    $  (33,651)    $   (7,331)   $   (506,254)  $  4,712,441
          (188,662)       (98,778)        (5,576)       (72,255)       38,578        169,962       1,484,667      2,356,024
                --             --             --             --            --        196,372              --             --

            (6,037)      (269,184)       282,617        422,492      (635,025)       (13,423)     (2,869,300)    (6,065,520)
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------

           (76,240)        35,348        143,216      1,037,241      (630,098)       345,580      (1,890,887)     1,002,945
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------

           167,824      1,043,954        414,571        536,763       256,912        715,505       1,330,583      3,318,393
          (518,793)    (1,404,491)    (1,552,033)    (3,594,752)     (192,416)      (442,957)     (7,275,394)   (14,571,592)
            (5,984)        (8,224)       (76,375)      (180,445)      (11,645)            --      (1,082,704)      (403,944)
          (814,271)        (5,173)      (235,807)       (15,737)      (68,774)        28,015      (1,208,528)      (309,585)
          (939,644)     1,719,004      2,053,895        (70,543)      563,695      1,623,153      (2,844,443)    (1,263,289)
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------
        (2,110,868)     1,345,070        604,251     (3,324,714)      547,772      1,923,716     (11,080,486)   (13,230,017)
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------


              (131)          (470)          (920)        (3,152)        2,042         (1,042)          3,459         (2,354)
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------
        (2,187,239)     1,379,948        746,547     (2,290,625)      (80,284)     2,268,254     (12,967,914)   (12,229,426)


         7,617,167      6,237,219     19,465,509     21,756,134     5,370,932      3,102,678      85,676,117     97,905,543
       -----------    -----------    -----------    -----------    ----------     ----------    ------------   ------------
       $ 5,429,928    $ 7,617,167    $20,212,056    $19,465,509    $5,290,648     $5,370,932    $ 72,708,203   $ 85,676,117
       ===========    ===========    ===========    ===========    ==========     ==========    ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)



                                                                          MAINSTAY VP
                                                                             ICAP                             MAINSTAY VP
                                                                        SELECT EQUITY--                    INCOME & GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (131,109)      $   (51,776)          $--           $    77,232
     Net realized gain (loss) on investments................         597,535           354,696            --               292,373
     Realized gain distribution received....................              --           341,731            --               801,117
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (6,862,893)         (325,003)           --            (1,222,627)
                                                                 -----------       -----------           ---           -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (6,396,467)          319,648            --               (51,905)
                                                                 -----------       -----------           ---           -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         384,379           495,838            --               121,658
     Policyowners' surrenders...............................      (1,797,123)       (1,130,544)           --              (609,610)
     Policyowners' annuity and death benefits...............        (256,000)          (24,115)           --               (14,931)
     Net transfers from (to) Fixed Account..................         (91,976)            6,601            --              (119,587)
     Transfers between Investment Divisions.................      42,680,402         6,568,795            --            (5,066,341)
                                                                 -----------       -----------           ---           -----------
       Net contributions and (withdrawals)..................      40,919,682         5,916,575            --            (5,688,811)
                                                                 -----------       -----------           ---           -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           9,245              (922)           --                   128
                                                                 -----------       -----------           ---           -----------
          Increase (decrease) in net assets.................      34,532,460         6,235,301            --            (5,740,588)

NET ASSETS:
     Beginning of period....................................      11,297,915         5,062,614            --             5,740,588
                                                                 -----------       -----------           ---           -----------
     End of period..........................................     $45,830,375       $11,297,915           $--           $        --
                                                                 ===========       ===========           ===           ===========






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                            MID CAP                            MODERATE
                                                                            VALUE--                          ALLOCATION--
                                                                         INITIAL CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (83,126)      $   (58,378)      $   (80,417)      $   122,812
     Net realized gain (loss) on investments................         217,908         1,342,776           114,077            62,231
     Realized gain distribution received....................              --         1,336,985                --           246,951
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (1,393,258)       (2,885,608)         (901,439)          135,031
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (1,258,476)         (264,225)         (867,779)          567,025
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         392,384           806,365           444,674           800,133
     Policyowners' surrenders...............................        (986,246)       (2,748,565)       (1,750,389)         (781,272)
     Policyowners' annuity and death benefits...............         (31,525)          (10,320)          (34,772)           (5,325)
     Net transfers from (to) Fixed Account..................        (257,281)          (55,492)          (50,576)          158,767
     Transfers between Investment Divisions.................      (1,200,585)         (457,619)        2,692,867         5,324,411
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (2,083,253)       (2,465,631)        1,301,804         5,496,714
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           5,119               425             2,629            (1,821)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (3,336,610)       (2,729,431)          436,654         6,061,918

NET ASSETS:
     Beginning of period....................................      14,731,124        17,460,555        12,194,419         6,132,501
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $11,394,514       $14,731,124       $12,631,073       $12,194,419
                                                                 ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES












                                            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                    LARGE CAP                      MID CAP                       MID CAP
         INTERNATIONAL EQUITY--               GROWTH--                       CORE--                       GROWTH--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $  (133,139)   $  (152,873)   $  (47,060)    $  (93,076)    $   (57,805)   $  (103,195)   $   (78,930)   $  (195,922)
           978,262      1,100,304         9,406       (160,115)        210,718        648,930        597,424      1,453,009
                --      1,497,078            --             --              --      1,046,312             --      1,004,243

        (3,239,208)    (1,607,014)     (462,504)     1,567,083        (845,184)    (1,172,810)    (2,006,061)      (234,615)
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------

        (2,394,085)       837,495      (500,158)     1,313,892        (692,271)       419,237     (1,487,567)     2,026,715
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------

           532,367      1,383,340       221,504        338,534         202,930        625,607        360,388        650,387
        (1,460,136)    (3,558,471)     (419,922)      (992,365)       (571,392)    (1,804,840)    (1,221,748)    (2,334,265)
           (70,075)       (16,547)       (2,860)       (27,505)        (21,784)        (4,795)       (13,066)       (20,917)
          (192,978)       (58,354)      (16,559)       (61,078)        (64,634)       (46,105)      (123,543)      (143,428)
          (562,052)     1,563,893       500,677        (36,394)       (974,384)       472,516       (623,566)      (692,849)
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------
        (1,752,874)      (686,139)      282,840       (778,808)     (1,429,264)      (757,617)    (1,621,535)    (2,541,072)
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------


             8,044         (2,784)        2,513         (4,226)          3,351         (1,251)         6,128         (6,812)
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------
        (4,138,915)       148,572      (214,805)       530,858      (2,118,184)      (339,631)    (3,102,974)      (521,169)


        23,008,109     22,859,537     7,722,520      7,191,662      10,456,514     10,796,145     14,323,307     14,844,476
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------
       $18,869,194    $23,008,109    $7,507,715     $7,722,520     $ 8,338,330    $10,456,514    $11,220,333    $14,323,307
       ===========    ===========    ==========     ==========     ===========    ===========    ===========    ===========




              MAINSTAY VP
                MODERATE                    MAINSTAY VP                   MAINSTAY VP
                 GROWTH                       S&P 500                      SMALL CAP                    MAINSTAY VP
              ALLOCATION--                    INDEX--                       GROWTH--                   TOTAL RETURN--
             SERVICE CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   (83,205)   $    58,669   $   (760,263)  $    323,671    $  (24,660)    $   (70,125)  $   (440,265)  $    687,716
            30,803        188,528      1,710,534      6,335,772       (43,698)        395,857     (1,036,895)     1,416,753
                --        381,367             --             --            --         352,156             --      5,262,654

        (1,154,072)       156,317    (17,039,736)      (630,680)     (357,910)       (861,012)    (4,600,279)    (2,435,819)
       -----------    -----------   ------------   ------------    ----------     -----------   ------------   ------------

        (1,206,474)       784,881    (16,089,465)     6,028,763      (426,268)       (183,124)    (6,077,439)     4,931,304
       -----------    -----------   ------------   ------------    ----------     -----------   ------------   ------------

           483,451        696,970      2,088,324      4,571,913       101,623         218,299        889,564      2,340,356
          (672,383)    (1,384,321)    (7,882,733)   (21,187,983)     (365,782)       (911,138)    (5,481,215)   (11,608,602)
                --             --       (271,183)      (407,639)      (21,517)         (6,952)      (325,047)      (359,711)
           (71,691)        75,937       (856,200)    (1,083,398)      (33,727)         (5,743)      (746,257)      (264,157)
         2,500,792      4,447,182     (3,982,038)    (7,487,370)     (214,508)       (804,936)    (1,692,668)    (4,204,280)
       -----------    -----------   ------------   ------------    ----------     -----------   ------------   ------------
         2,240,169      3,835,768    (10,903,830)   (25,594,477)     (533,911)     (1,510,470)    (7,355,623)   (14,096,394)
       -----------    -----------   ------------   ------------    ----------     -----------   ------------   ------------


             4,000         (2,404)        55,663        (22,494)        1,701             812         19,465        (17,672)
       -----------    -----------   ------------   ------------    ----------     -----------   ------------   ------------
         1,037,695      4,618,245    (26,937,632)   (19,588,208)     (958,478)     (1,692,782)   (13,413,597)    (9,182,762)


        12,672,194      8,053,949    132,740,850    152,329,058     4,462,442       6,155,224     75,471,724     84,654,486
       -----------    -----------   ------------   ------------    ----------     -----------   ------------   ------------
       $13,709,889    $12,672,194   $105,803,218   $132,740,850    $3,503,964     $ 4,462,442   $ 62,058,127   $ 75,471,724
       ===========    ===========   ============   ============    ==========     ===========   ============   ============


              MAINSTAY VP
                VALUE--
             INITIAL CLASS
     -----------------------------
          2008           2007
     -----------------------------

      $    882,960    $   120,075
          (483,161)     2,435,452
         5,971,887      4,149,323
        (7,208,188)    (6,002,119)
      ------------    -----------

          (836,502)       702,731
      ------------    -----------

           499,401      1,473,680
        (2,240,358)    (7,811,449)
           (70,024)      (137,272)
          (269,059)      (197,036)
       (44,136,396)    (1,861,010)
      ------------    -----------
       (46,216,436)    (8,533,087)
      ------------    -----------

             6,285         (3,577)
      ------------    -----------
       (47,046,653)    (7,833,933)

        47,046,653     54,880,586
      ------------    -----------
      $         --    $47,046,653
      ============    ===========







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)


                                                                                                                  CVS
                                                                                                                CALVERT
                                                                        ALGER AMERICAN                          SOCIAL
                                                                       SMALLCAP GROWTH--                       BALANCED
                                                                        CLASS O SHARES                         PORTFOLIO
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (79,353)      $  (204,733)      $  (26,889)       $   44,834
     Net realized gain (loss) on investments................         146,153           515,157           (5,432)            1,677
     Realized gain distribution received....................         145,649                --               --           255,601
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (2,616,545)        2,010,849         (285,075)         (228,666)
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (2,404,096)        2,321,273         (317,396)           73,446
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         227,214           611,132           82,275           205,901
     Policyowners' surrenders...............................        (791,393)       (2,172,974)        (177,876)         (721,334)
     Policyowners' annuity and death benefits...............         (19,017)          (46,055)         (19,801)               --
     Net transfers from (to) Fixed Account..................         (47,278)          (25,377)         (16,022)           (4,273)
     Transfers between Investment Divisions.................        (762,934)       (1,086,199)        (108,766)         (305,142)
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................      (1,393,408)       (2,719,473)        (240,190)         (824,848)
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           8,105            (7,047)           1,113              (373)
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................      (3,789,399)         (405,247)        (556,473)         (751,775)

NET ASSETS:
     Beginning of period....................................      15,049,621        15,454,868        4,527,607         5,279,382
                                                                 -----------       -----------       ----------        ----------
     End of period..........................................     $11,260,222       $15,049,621       $3,971,134        $4,527,607
                                                                 ===========       ===========       ==========        ==========






                                                                          FIDELITY(R)                         JANUS ASPEN
                                                                              VIP                               SERIES
                                                                           MID CAP--                          BALANCED--
                                                                        SERVICE CLASS 2                  INSTITUTIONAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (72,460)      $  (122,198)      $  453,594        $   762,641
     Net realized gain (loss) on investments................          44,621           596,173           128,076           571,917
     Realized gain distribution received....................       2,057,496         1,365,300         3,792,982                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (3,168,084)          102,865        (6,145,163)        4,245,577
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (1,138,427)        1,942,140        (1,770,511)        5,580,135
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         538,738           951,451         1,308,208         2,821,124
     Policyowners' surrenders...............................        (708,204)       (2,200,313)       (3,653,500)       (9,202,657)
     Policyowners' annuity and death benefits...............         (25,206)          (30,347)         (101,697)         (133,343)
     Net transfers from (to) Fixed Account..................        (212,314)          (42,842)         (423,767)         (528,694)
     Transfers between Investment Divisions.................        (494,584)          (39,547)         (549,501)       (2,934,409)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................        (901,570)       (1,361,598)       (3,420,257)       (9,977,979)
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           5,018            (6,414)            9,230           (18,973)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (2,034,979)          574,128        (5,181,538)       (4,416,817)

NET ASSETS:
     Beginning of period....................................      15,308,761        14,734,633        61,201,127        65,617,944
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $13,273,782       $15,308,761       $56,019,589       $61,201,127
                                                                 ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES








                COLUMBIA
               SMALL CAP                     DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
              VALUE FUND,                    TECHNOLOGY                       VIP                           VIP
           VARIABLE SERIES--                  GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
                CLASS B                    INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $  (12,633)    $  (26,959)    $  (12,983)    $  (29,797)   $   (481,011)  $   (335,465)   $  (171,544)   $   141,266
          (28,651)       126,516         19,855         82,512        (133,520)     4,164,005       (328,414)       695,414
               --        272,727             --             --       1,982,504     21,013,955         24,563      2,544,207

         (157,371)      (452,605)      (296,384)       226,012     (12,252,252)   (11,942,653)    (3,894,632)    (3,156,698)
       ----------     ----------     ----------     ----------    ------------   ------------    -----------    -----------

         (198,655)       (80,321)      (289,512)       278,727     (10,884,279)    12,899,842     (4,370,027)       224,189
       ----------     ----------     ----------     ----------    ------------   ------------    -----------    -----------

           64,817        203,317         61,666        118,503       1,658,315      3,370,635        617,299      1,372,165
          (99,064)      (472,049)      (170,757)      (197,068)     (4,835,256)   (11,317,205)    (2,036,641)    (5,097,992)
           (6,000)            --        (11,433)            --        (122,630)      (219,980)       (55,314)       (83,697)
          (14,711)       (12,290)        (6,922)       (12,781)       (626,601)      (560,191)      (397,159)      (289,823)
         (231,844)        (9,751)        (8,686)      (118,095)     (1,127,224)    (3,040,840)      (811,866)       348,891
       ----------     ----------     ----------     ----------    ------------   ------------    -----------    -----------
         (286,802)      (290,773)      (136,132)      (209,441)     (5,053,396)   (11,767,581)    (2,683,681)    (3,750,456)
       ----------     ----------     ----------     ----------    ------------   ------------    -----------    -----------


              839            311          1,154         (1,059)         38,277        (44,980)        14,153         (1,494)
       ----------     ----------     ----------     ----------    ------------   ------------    -----------    -----------
         (484,618)      (370,783)      (424,490)        68,227     (15,899,398)     1,087,281     (7,039,555)    (3,527,761)


        2,216,328      2,587,111      2,290,439      2,222,212      86,829,721     85,742,440     30,287,822     33,815,583
       ----------     ----------     ----------     ----------    ------------   ------------    -----------    -----------
       $1,731,710     $2,216,328     $1,865,949     $2,290,439    $ 70,930,323   $ 86,829,721    $23,248,267    $30,287,822
       ==========     ==========     ==========     ==========    ============   ============    ===========    ===========






              JANUS ASPEN                      MFS(R)
                 SERIES                      INVESTORS                       MFS(R)                        MFS(R)
           WORLDWIDE GROWTH--              TRUST SERIES--              RESEARCH SERIES--             UTILITIES SERIES--
          INSTITUTIONAL SHARES             INITIAL CLASS                 INITIAL CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $    (18,574)   $  (244,510)   $    1,454     $   (8,228)    $   (3,506)    $  (14,792)    $   156,988    $  (147,624)
        (2,401,727)    (3,327,306)       46,002         78,542         25,485         65,336         838,791      1,089,800
                --             --        86,177         13,844             --             --       4,310,408      1,855,322

        (4,591,125)     7,196,071      (269,417)        60,722       (253,407)       221,250      (6,183,190)     3,362,819
      ------------    -----------    ----------     ----------     ----------     ----------     -----------    -----------

        (7,011,426)     3,624,255      (135,784)       144,880       (231,428)       271,794        (877,003)     6,160,317
      ------------    -----------    ----------     ----------     ----------     ----------     -----------    -----------

           789,970      1,475,312        24,934        108,160         26,722         87,978         793,488      1,756,938
        (2,507,951)    (6,064,503)      (94,940)      (541,157)      (158,067)      (224,520)     (2,193,852)    (4,000,252)
           (75,387)      (118,025)           --         (4,985)            --             --         (34,347)       (53,794)
          (191,787)      (290,738)      (17,626)        (2,218)        (2,223)       (12,172)       (275,292)        93,272
        (1,193,527)    (2,779,450)      (60,156)        29,732        (56,133)      (203,256)      1,496,213      7,080,479
      ------------    -----------    ----------     ----------     ----------     ----------     -----------    -----------
        (3,178,682)    (7,777,404)     (147,788)      (410,468)      (189,701)      (351,970)       (213,790)     4,876,643
      ------------    -----------    ----------     ----------     ----------     ----------     -----------    -----------


            20,761        (14,320)          564           (482)           993           (922)          8,404        (15,470)
      ------------    -----------    ----------     ----------     ----------     ----------     -----------    -----------
       (10,169,347)    (4,167,469)     (283,008)      (266,070)      (420,136)       (81,098)     (1,082,389)    11,021,490


        40,184,385     44,351,854     1,571,536      1,837,606      2,358,368      2,439,466      31,994,620     20,973,130
      ------------    -----------    ----------     ----------     ----------     ----------     -----------    -----------
      $ 30,015,038    $40,184,385    $1,288,528     $1,571,536     $1,938,232     $2,358,368     $30,912,231    $31,994,620
      ============    ===========    ==========     ==========     ==========     ==========     ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)


                                                                           NEUBERGER
                                                                            BERMAN                               ROYCE
                                                                          AMT MID-CAP                          MICRO-CAP
                                                                      GROWTH PORTFOLIO--                      PORTFOLIO--
                                                                            CLASS S                        INVESTMENT CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (6,952)       $  (14,262)       $  (16,358)       $    5,113
     Net realized gain (loss) on investments................         37,171           127,520           (62,172)           87,037
     Realized gain distribution received....................             --                --                --           240,346
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (183,189)           67,725          (134,108)         (265,487)
                                                                 ----------        ----------        ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       (152,970)          180,983          (212,638)           67,009
                                                                 ----------        ----------        ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         35,201           123,394           105,391           223,384
     Policyowners' surrenders...............................       (146,026)         (208,601)         (160,140)         (656,313)
     Policyowners' annuity and death benefits...............             --                --           (10,053)               --
     Net transfers from (to) Fixed Account..................            530            (6,205)          (16,094)          (13,390)
     Transfers between Investment Divisions.................         47,012           299,106           (17,051)          734,127
                                                                 ----------        ----------        ----------        ----------
       Net contributions and (withdrawals)..................        (63,283)          207,694           (97,947)          287,808
                                                                 ----------        ----------        ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            569              (643)              949              (447)
                                                                 ----------        ----------        ----------        ----------
          Increase (decrease) in net assets.................       (215,684)          388,034          (309,636)          345,370

NET ASSETS:
     Beginning of period....................................      1,240,710           852,676         2,783,434         2,429,064
                                                                 ----------        ----------        ----------        ----------
     End of period..........................................     $1,025,026        $1,240,710        $2,473,798        $2,783,434
                                                                 ==========        ==========        ==========        ==========






                                                                                                              VAN KAMPEN
                                                                            VAN ECK                               UIF
                                                                           WORLDWIDE                       EMERGING MARKETS
                                                                          HARD ASSETS                       EQUITY--CLASS I
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (107,115)      $  (238,928)      $  (128,091)      $  (170,482)
     Net realized gain (loss) on investments................         909,729         1,899,567         1,439,561         2,397,775
     Realized gain distribution received....................       3,436,696         2,294,277                --         2,252,297
     Change in unrealized appreciation (depreciation) on
       investments..........................................       1,478,078         3,380,714        (4,992,305)        2,033,039
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       5,717,388         7,335,630        (3,680,835)        6,512,629
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         550,528           933,628           317,953           787,950
     Policyowners' surrenders...............................      (1,514,286)       (2,773,340)       (1,374,730)       (2,067,868)
     Policyowners' annuity and death benefits...............         (16,381)          (69,948)          (40,664)          (13,365)
     Net transfers from (to) Fixed Account..................         (91,697)          (43,758)         (115,661)          (40,632)
     Transfers between Investment Divisions.................       2,727,980         2,182,086             7,866           296,014
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................       1,656,144           228,668        (1,205,236)       (1,037,901)
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (9,329)          (21,807)           14,661           (23,726)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................       7,364,203         7,542,491        (4,871,410)        5,451,002

NET ASSETS:
     Beginning of period....................................      24,112,760        16,570,269        22,758,909        17,307,907
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $31,476,963       $24,112,760       $17,887,499       $22,758,909
                                                                 ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES









                 ROYCE
               SMALL-CAP                   T. ROWE PRICE
              PORTFOLIO--                  EQUITY INCOME
            INVESTMENT CLASS                 PORTFOLIO
     ----------------------------- -----------------------------
          2008           2007           2008           2007
     -----------------------------------------------------------



       $  (11,348)    $  (23,213)    $    69,807    $   103,060
           (4,953)        55,445         574,507      1,175,008
               --         80,505         581,753      1,462,492

           25,636       (174,584)     (4,425,172)    (2,203,730)
       ----------     ----------     -----------    -----------

            9,335        (61,847)     (3,199,105)       536,830
       ----------     ----------     -----------    -----------

           87,771        144,832         562,162      1,427,909
         (161,847)      (212,692)     (1,421,284)    (3,974,496)
               --             --         (82,786)       (75,233)
          (17,140)        (5,403)       (316,234)       (79,168)
          267,551        187,418      (1,145,594)       705,248
       ----------     ----------     -----------    -----------
          176,335        114,155      (2,403,736)    (1,995,740)
       ----------     ----------     -----------    -----------


              182            164          10,474         (2,288)
       ----------     ----------     -----------    -----------
          185,852         52,472      (5,592,367)    (1,461,198)


        1,761,468      1,708,996      23,935,967     25,397,165
       ----------     ----------     -----------    -----------
       $1,947,320     $1,761,468     $18,343,600    $23,935,967
       ==========     ==========     ===========    ===========






              VICTORY VIF
              DIVERSIFIED
                STOCK--
             CLASS A SHARES
     -----------------------------
          2008           2007
     -----------------------------



       $   (5,604)    $  (10,134)
           19,125         59,071
               --        126,374

         (127,505)       (48,426)
       ----------     ----------

         (113,984)       126,885
       ----------     ----------

           85,997         82,939
         (131,080)      (159,463)
               --             --
          (74,717)           974
          156,880         91,714
       ----------     ----------
           37,080         16,164
       ----------     ----------


              501           (382)
       ----------     ----------
          (76,403)       142,667


        1,588,423      1,445,756
       ----------     ----------
       $1,512,020     $1,588,423
       ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Tax-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

     The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several subadvisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Company LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

     The following Investment Divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced--Service Class
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Initial Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(1)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--
Service Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP Small Cap Growth--Initial Class

MainStay VP Total Return--Initial Class
Alger American SmallCap Growth--Class O Shares(2)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series-- Class B
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional  Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio-- Class S
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
Victory VIF Diversified Stock--Class A Shares

-------

(1) The MainStay VP Value--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on May 16, 2008.

(2) New allocations to Alger American SmallCap Growth--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly known as Alger American Small Capitalization).

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------

     Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.

     No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a three-level fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements. The Company adopted SFAS 157 on January 1, 2008 and applied the provisions prospectively to financial assets that are required to be measured at fair value under existing U.S. GAAP. The adoption resulted in additional disclosures as required by the pronouncement but no change in our fair value calculation methodologies. Accordingly, the adoption had no impact on our financial condition or results of operations.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

          Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above, are at net asset values and the investments are considered actively traded and fall within Level 1.

     The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At June 30, 2008, the investments of Separate Account-I and Separate Account-II are as follows:





                                                                                    MAINSTAY VP
                                               MAINSTAY VP         MAINSTAY VP        CAPITAL
                                               BALANCED--            BOND--       APPRECIATION--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................            456                1,353            2,718
Identified cost.........................         $5,005              $18,510         $ 88,902
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................            571                1,639            3,901
Identified cost.........................         $6,193              $22,398         $121,757







                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                 GROWTH            HIGH YIELD       ICAP SELECT
                                              ALLOCATION--      CORPORATE BOND--     EQUITY--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................            393                8,118            2,792
Identified cost.........................         $4,397              $75,441          $39,290
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................            505                7,371            3,719
Identified cost.........................         $5,758              $66,758          $52,033



Investment activity for the six months ended June 30, 2008 was as follows:





                                                                                    MAINSTAY VP
                                               MAINSTAY VP         MAINSTAY VP        CAPITAL
                                               BALANCED--            BOND--       APPRECIATION--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $   81              $1,364           $    21
Proceeds from sales.....................            927               2,488             8,318
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $  185              $2,228           $   124
Proceeds from sales.....................          1,306               2,255            10,267







                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                 GROWTH            HIGH YIELD       ICAP SELECT
                                              ALLOCATION--      CORPORATE BOND--     EQUITY--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $  662              $   618          $32,951
Proceeds from sales.....................            486               14,960            2,381
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $1,359              $   246          $43,136
Proceeds from sales.....................            860               11,784            2,146

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------








                      MAINSTAY VP      MAINSTAY VP                        MAINSTAY VP     MAINSTAY VP
       MAINSTAY VP      COMMON        CONSERVATIVE        MAINSTAY VP     DEVELOPING       FLOATING        MAINSTAY VP
          CASH          STOCK--       ALLOCATION--       CONVERTIBLE--     GROWTH--         RATE--        GOVERNMENT--
       MANAGEMENT    INITIAL CLASS    SERVICE CLASS      INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


          22,204          1,918             714                 978            139             524             1,785
         $22,204        $46,522          $7,839             $11,191         $1,672          $5,112           $19,614

          28,360          2,671             643               1,069            242             588             1,813
         $28,360        $65,496          $6,984             $11,903         $2,734          $5,718           $19,884







       MAINSTAY VP
        INTERNA-                                                                                           MAINSTAY VP
         TIONAL       MAINSTAY VP      MAINSTAY VP        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP       MODERATE
        EQUITY--       LARGE CAP         MID CAP            MID CAP         MID CAP        MODERATE          GROWTH
         INITIAL       GROWTH--          CORE--            GROWTH--         VALUE--      ALLOCATION--     ALLOCATION--
          CLASS      INITIAL CLASS    INITIAL CLASS      INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------


             905           301              409                 546             728             669              879
         $13,830        $3,640           $5,935             $ 7,323         $ 9,167         $ 7,410          $ 9,788

           1,154           532              600                 792           1,006           1,195            1,304
         $17,382        $6,197           $8,709             $10,296         $12,582         $13,127          $14,270









                      MAINSTAY VP      MAINSTAY VP                        MAINSTAY VP     MAINSTAY VP
       MAINSTAY VP      COMMON        CONSERVATIVE        MAINSTAY VP     DEVELOPING       FLOATING        MAINSTAY VP
          CASH          STOCK--       ALLOCATION--       CONVERTIBLE--     GROWTH--         RATE--        GOVERNMENT--
       MANAGEMENT    INITIAL CLASS    SERVICE CLASS      INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


         $10,627        $   22           $2,617             $  727           $156           $  271           $3,325
           5,894         5,118            1,302              1,598            527            3,287            2,934

         $10,614        $  215           $2,883             $  837           $341           $  598           $2,587
           4,635         6,534            1,024              1,604            423            2,579            2,135







       MAINSTAY VP
        INTERNA-                                                                                           MAINSTAY VP
         TIONAL       MAINSTAY VP      MAINSTAY VP        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP       MODERATE
        EQUITY--       LARGE CAP         MID CAP            MID CAP         MID CAP        MODERATE          GROWTH
         INITIAL       GROWTH--          CORE--            GROWTH--         VALUE--      ALLOCATION--     ALLOCATION--
          CLASS      INITIAL CLASS    INITIAL CLASS      INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------


         $  325          $526            $   46             $  289          $   71          $1,583           $2,108
          2,431           527             1,199              1,855           2,125             906              729

         $  536          $731            $  207             $  231          $  174          $3,058           $2,766
          2,395           494             1,679              1,935           2,337           1,839              597

--------------------------------------------------------------------------------








                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                 S&P 500            SMALL CAP          TOTAL
                                                 INDEX--            GROWTH--         RETURN--
                                              INITIAL CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................           2,747                272             3,151
Identified cost.........................        $ 72,847             $2,894           $58,743
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................           4,018                362             3,673
Identified cost.........................        $103,563             $3,901           $70,409





                                                                                    JANUS ASPEN
                                                                   JANUS ASPEN        SERIES
                                               FIDELITY(R)           SERIES          WORLDWIDE
                                                   VIP             BALANCED--        GROWTH--
                                                MID CAP--         INSTITUTIONAL    INSTITUTIONAL
                                             SERVICE CLASS 2         SHARES           SHARES
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................             260               1,127              662
Identified cost.........................         $ 8,166             $27,176          $25,894
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................             476               2,088            1,043
Identified cost.........................         $14,888             $51,434          $42,846









                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                 S&P 500            SMALL CAP          TOTAL
                                                 INDEX--            GROWTH--         RETURN--
                                              INITIAL CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $    11              $ 26            $    1
Proceeds from sales.....................          11,667               459             7,889
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $   130              $161            $  104
Proceeds from sales.....................          11,722               719             7,870





                                                                                    JANUS ASPEN
                                                                   JANUS ASPEN        SERIES
                                               FIDELITY(R)           SERIES          WORLDWIDE
                                                   VIP             BALANCED--        GROWTH--
                                                MID CAP--         INSTITUTIONAL    INSTITUTIONAL
                                             SERVICE CLASS 2         SHARES           SHARES
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $1,418              $2,888           $  163
Proceeds from sales.....................          1,286               3,487            2,951
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $2,662              $5,308           $  411
Proceeds from sales.....................          1,569               4,393            3,668

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------






                                                             COLUMBIA
                           ALGER             CVS             SMALL CAP                      FIDELITY(R)
                         AMERICAN          CALVERT          VALUE FUND,     DREYFUS IP          VIP          FIDELITY(R)
        MAINSTAY VP      SMALLCAP          SOCIAL            VARIABLE       TECHNOLOGY        CONTRA-            VIP
          VALUE--        GROWTH--         BALANCED           SERIES--        GROWTH--        FUND(R)--     EQUITY-INCOME--
       INITIAL CLASS  CLASS O SHARES      PORTFOLIO           CLASS B     INITIAL SHARES   INITIAL CLASS    INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------


            --               258              885                 86              90            1,835              827
            --            $5,125           $1,611             $1,680          $  891          $47,921          $19,166

            --               408            2,223                106             197            2,984            1,143
            --            $8,940           $3,970             $2,085          $1,796          $78,174          $26,832





                                                             NEUBERGER
                                                              BERMAN           ROYCE           ROYCE           T. ROWE
          MFS(R)          MFS(R)           MFS(R)           AMT MID-CAP      MICRO-CAP       SMALL-CAP          PRICE
         INVESTORS       RESEARCH         UTILITIES           GROWTH        PORTFOLIO--     PORTFOLIO--        EQUITY
      TRUST SERIES--     SERIES--         SERIES--          PORTFOLIO--     INVESTMENT      INVESTMENT         INCOME
       INITIAL CLASS   INITIAL CLASS    SERVICE CLASS         CLASS S          CLASS           CLASS          PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------


              46              68               753                42             159             139               593
          $  816          $1,034           $20,565            $1,051          $2,274          $1,471           $13,270

              65             106             1,091                42             201             193               934
          $1,150          $1,543           $29,315            $1,042          $2,857          $2,018           $20,728







                                                             COLUMBIA
                           ALGER             CVS             SMALL CAP                      FIDELITY(R)
                         AMERICAN          CALVERT          VALUE FUND,     DREYFUS IP          VIP          FIDELITY(R)
        MAINSTAY VP      SMALLCAP          SOCIAL            VARIABLE       TECHNOLOGY        CONTRA-            VIP
          VALUE--        GROWTH--         BALANCED           SERIES--        GROWTH--        FUND(R)--     EQUITY-INCOME--
       INITIAL CLASS  CLASS O SHARES      PORTFOLIO           CLASS B     INITIAL SHARES   INITIAL CLASS    INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------


          $ 5,395         $  142            $ 43               $122            $138           $1,732           $   61
           36,124          1,452             182                293             299            5,120            2,899

          $ 7,081         $  268            $ 85               $118            $205           $2,662           $  246
           46,647          1,649             358                425             354            6,161            3,094





                                                             NEUBERGER
                                                              BERMAN           ROYCE           ROYCE           T. ROWE
          MFS(R)          MFS(R)           MFS(R)           AMT MID-CAP      MICRO-CAP       SMALL-CAP          PRICE
         INVESTORS       RESEARCH         UTILITIES           GROWTH        PORTFOLIO--     PORTFOLIO--        EQUITY
      TRUST SERIES--     SERIES--         SERIES--          PORTFOLIO--     INVESTMENT      INVESTMENT         INCOME
       INITIAL CLASS   INITIAL CLASS    SERVICE CLASS         CLASS S          CLASS           CLASS          PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------


           $111            $166            $5,074              $146            $160            $173            $  661
            126             323             2,612               186             419             168             2,284

           $137            $ 88            $6,804              $202            $303            $398            $1,053
            197             282             2,582               266             392             231             2,839

--------------------------------------------------------------------------------






                                                                   VAN KAMPEN
                                                                       UIF
                                                                    EMERGING        VICTORY VIF
                                                 VAN ECK             MARKETS        DIVERSIFIED
                                                WORLDWIDE           EQUITY--          STOCK--
                                               HARD ASSETS           CLASS I      CLASS A SHARES
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................             559                 652              72
Identified cost.........................         $17,738             $10,383          $  917
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................             731                 878             124
Identified cost.........................         $22,755             $13,082          $1,535







                                                                   VAN KAMPEN
                                                                       UIF
                                                                    EMERGING        VICTORY VIF
                                                 VAN ECK             MARKETS        DIVERSIFIED
                                                WORLDWIDE           EQUITY--          STOCK--
                                               HARD ASSETS           CLASS I      CLASS A SHARES
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $5,658              $  874            $142
Proceeds from sales.....................          2,359               2,282             415
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $6,783              $  769            $281
Proceeds from sales.....................          1,868               2,093             240

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

     NYLIAC also deducts an annual policy service charge from the policy's Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the Accumulation Value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

     Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

T
he changes in units outstanding for the six months ended June 30, 2008 and the year ended December 31, 2007 were as follows:






                                             MAINSTAY VP           MAINSTAY VP
                                             BALANCED--              BOND--
                                            SERVICE CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................        2         98         58         36
Units redeemed........................      (75)      (116)      (112)      (253)
                                           ----       ----       ----       ----
  Net increase (decrease).............      (73)       (18)       (54)      (217)
                                           ====       ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       11         86        127         72
Units redeemed........................     (108)      (109)      (121)      (233)
                                           ----       ----       ----       ----
  Net increase (decrease).............      (97)       (23)         6       (161)
                                           ====       ====       ====       ====








                                             MAINSTAY VP
                                             DEVELOPING            MAINSTAY VP
                                              GROWTH--           FLOATING RATE--
                                            INITIAL CLASS         SERVICE CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       1          4           3        220
Units redeemed........................     (28)       (23)       (310)      (246)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (27)       (19)       (307)       (26)
                                           ===        ===        ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       9         17          16        257
Units redeemed........................     (14)       (31)       (219)      (133)
                                           ---        ---        ----       ----
  Net increase (decrease).............      (5)       (14)       (203)       124
                                           ===        ===        ====       ====


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------









          MAINSTAY VP                                 MAINSTAY VP           MAINSTAY VP
            CAPITAL             MAINSTAY VP             COMMON             CONSERVATIVE           MAINSTAY VP
        APPRECIATION--             CASH                 STOCK--            ALLOCATION--          CONVERTIBLE--
         INITIAL CLASS          MANAGEMENT           INITIAL CLASS         SERVICE CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


          13          31      7,331      8,046         6         19       214        385         39          19
        (341)       (900)    (4,199)    (6,790)     (164)      (359)      (90)       (81)       (75)       (172)
        ----      ------     ------     ------      ----       ----       ---        ---        ---        ----
        (328)       (869)     3,132      1,256      (158)      (340)      124        304        (36)       (153)
        ====      ======     ======     ======      ====       ====       ===        ===        ===        ====


          79         163      7,476      8,241        35         69       265        262         54          30
        (477)     (1,097)    (3,523)    (6,134)     (231)      (426)      (91)       (42)       (84)       (133)
        ----      ------     ------     ------      ----       ----       ---        ---        ---        ----
        (398)       (934)     3,953      2,107      (196)      (357)      174        220        (30)       (103)
        ====      ======     ======     ======      ====       ====       ===        ===        ===        ====








                                MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
          MAINSTAY VP             GROWTH              HIGH YIELD            ICAP SELECT            INCOME &
         GOVERNMENT--          ALLOCATION--        CORPORATE BOND--          EQUITY--              GROWTH--
         INITIAL CLASS         SERVICE CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


         164         25        46        213          28        103      2,219       419         --           8
        (137)      (252)      (29)       (33)       (563)      (976)      (127)      (43)        --        (356)
        ----       ----       ---        ---        ----       ----      -----       ---         --        ----
          27       (227)       17        180        (535)      (873)     2,092       376         --        (348)
        ====       ====       ===        ===        ====       ====      =====       ===         ==        ====


         129         29        70        204          52        126      2,919       470         --           9
         (98)      (212)      (25)       (38)       (481)      (630)      (148)      (77)        --        (427)
        ----       ----       ---        ---        ----       ----      -----       ---         --        ----
          31       (183)       45        166        (429)      (504)     2,771       393         --        (418)
        ====       ====       ===        ===        ====       ====      =====       ===         ==        ====


--------------------------------------------------------------------------------








                                             MAINSTAY VP
                                            INTERNATIONAL          MAINSTAY VP
                                              EQUITY--         LARGE CAP GROWTH--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       5          61        28          8
Units redeemed........................     (90)       (118)      (27)       (93)
                                           ---        ----       ---        ---
  Net increase (decrease).............     (85)        (57)        1        (85)
                                           ===        ====       ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      22         118        48         23
Units redeemed........................     (95)       (143)      (29)       (79)
                                           ---        ----       ---        ---
  Net increase (decrease).............     (73)        (25)       19        (56)
                                           ===        ====       ===        ===









                                             MAINSTAY VP           MAINSTAY VP
                                         SMALL CAP GROWTH--      TOTAL RETURN--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       1           7          7         21
Units redeemed........................     (44)       (124)      (309)      (593)
                                           ---        ----       ----       ----
  Net increase (decrease).............     (43)       (117)      (302)      (572)
                                           ===        ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      10          20         36         91
Units redeemed........................     (65)       (150)      (331)      (641)
                                           ---        ----       ----       ----
  Net increase (decrease).............     (55)       (130)      (295)      (550)
                                           ===        ====       ====       ====


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------






                                                                                                  MAINSTAY VP
          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP            MODERATE
            MID CAP               MID CAP               MID CAP              MODERATE               GROWTH
            CORE--               GROWTH--               VALUE--            ALLOCATION--          ALLOCATION--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


          3           9          7         13          5         28        133       343        167         377
        (70)        (82)      (108)      (209)      (153)      (205)       (69)      (65)       (38)        (36)
        ---        ----       ----       ----       ----       ----       ----       ---        ---        ----
        (67)        (73)      (101)      (196)      (148)      (177)        64       278        129         341
        ===        ====       ====       ====       ====       ====       ====       ===        ===        ====


         12          61         23         41         30         54        282       559        265         459
        (98)       (102)      (128)      (196)      (186)      (218)      (165)      (70)       (67)       (117)
        ---        ----       ----       ----       ----       ----       ----       ---        ---        ----
        (86)        (41)      (105)      (155)      (156)      (164)       117       489        198         342
        ===        ====       ====       ====       ====       ====       ====       ===        ===        ====


          MAINSTAY VP
            S&P 500
            INDEX--
         INITIAL CLASS
      ------------------
        2008       2007
      ------------------

          18         42
        (361)      (679)
        ----       ----
        (343)      (637)
        ====       ====

          66        131
        (401)      (864)
        ----       ----
        (335)      (733)
        ====       ====







                                   ALGER
                                 AMERICAN             CVS CALVERT            COLUMBIA
          MAINSTAY VP            SMALLCAP               SOCIAL            SMALL CAP VALUE
            VALUE--              GROWTH--              BALANCED           FUND, VARIABLE
         INITIAL CLASS        CLASS O SHARES           PORTFOLIO          SERIES--CLASS B
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


            4        26          3          7        --          2          1          5
       (1,440)     (355)      (100)      (153)       (6)       (23)       (15)       (36)
       ------      ----       ----       ----       ---        ---        ---        ---
       (1,436)     (329)       (97)      (146)       (6)       (21)       (14)       (31)
       ======      ====       ====       ====       ===        ===        ===        ===


           21        57         17         41         4         10          5         15
       (1,868)     (382)      (121)      (217)      (16)       (49)       (30)       (36)
       ------      ----       ----       ----       ---        ---        ---        ---
       (1,847)     (325)      (104)      (176)      (12)       (39)       (25)       (21)
       ======      ====       ====       ====       ===        ===        ===        ===


--------------------------------------------------------------------------------








                                             DREYFUS IP            FIDELITY(R)
                                             TECHNOLOGY                VIP
                                              GROWTH--           CONTRAFUND(R)--
                                           INITIAL SHARES         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       3          9          13         47
Units redeemed........................     (19)       (10)       (165)      (363)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (16)        (1)       (152)      (316)
                                           ===        ===        ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       6         12          61        118
Units redeemed........................     (21)       (34)       (241)      (535)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (15)       (22)       (180)      (417)
                                           ===        ===        ====       ====







                                               MFS(R)
                                              INVESTORS              MFS(R)
                                                TRUST               RESEARCH
                                              SERIES--              SERIES--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       1          7          1          1
Units redeemed........................      (8)       (26)       (14)       (26)
                                           ---        ---        ---        ---
  Net increase (decrease).............      (7)       (19)       (13)       (25)
                                           ===        ===        ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       3         12          3          7
Units redeemed........................     (15)       (47)       (18)       (36)
                                           ---        ---        ---        ---
  Net increase (decrease).............     (12)       (35)       (15)       (29)
                                           ===        ===        ===        ===


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------







                                                      JANUS ASPEN           JANUS ASPEN
          FIDELITY(R)           FIDELITY(R)             SERIES                SERIES
              VIP                   VIP               BALANCED--        WORLDWIDE GROWTH--
        EQUITY-INCOME--          MID CAP--           INSTITUTIONAL         INSTITUTIONAL
         INITIAL CLASS        SERVICE CLASS 2           SHARES                SHARES
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


           6         26         4          16         12         33         10         26
        (138)      (215)      (59)        (74)      (124)      (305)      (158)      (275)
        ----       ----       ---        ----       ----       ----       ----       ----
        (132)      (189)      (55)        (58)      (112)      (272)      (148)      (249)
        ====       ====       ===        ====       ====       ====       ====       ====


          30         76        28          49         55        108         43         74
        (161)      (237)      (74)       (120)      (184)      (508)      (215)      (459)
        ----       ----       ---        ----       ----       ----       ----       ----
        (131)      (161)      (46)        (71)      (129)      (400)      (172)      (385)
        ====       ====       ===        ====       ====       ====       ====       ====







                                 NEUBERGER
            MFS(R)                BERMAN                 ROYCE                 ROYCE
           UTILITIES            AMT MID-CAP            MICRO-CAP             SMALL-CAP
           SERIES--         GROWTH PORTFOLIO--        PORTFOLIO--           PORTFOLIO--
         SERVICE CLASS            CLASS S          INVESTMENT CLASS      INVESTMENT CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          57        298         3         30          5         58          7         25
         (87)       (91)       (5)        (3)       (23)       (16)        (6)       (24)
        ----       ----        --        ---        ---        ---        ---        ---
         (30)       207        (2)        27        (18)        42          1          1
        ====       ====        ==        ===        ===        ===        ===        ===


          97        417         6         25          9         64         28         26
        (109)      (183)       (9)       (13)       (14)       (44)       (15)       (17)
        ----       ----        --        ---        ---        ---        ---        ---
         (12)       234        (3)        12         (5)        20         13          9
        ====       ====        ==        ===        ===        ===        ===        ===


--------------------------------------------------------------------------------








                                                                     VAN ECK
                                            T. ROWE PRICE           WORLDWIDE
                                            EQUITY INCOME             HARD
                                              PORTFOLIO              ASSETS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................        7         36        50         78
Units redeemed........................     (135)      (181)      (34)       (58)
                                           ----       ----       ---        ---
  Net increase (decrease).............     (128)      (145)       16         20
                                           ====       ====       ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       34        118        72         92
Units redeemed........................     (185)      (235)      (37)       (84)
                                           ----       ----       ---        ---
  Net increase (decrease).............     (151)      (117)       35          8
                                           ====       ====       ===        ===






                                             VAN KAMPEN              VICTORY
                                                 UIF                   VIF
                                              EMERGING             DIVERSIFIED
                                               MARKETS               STOCK--
                                              EQUITY--               CLASS A
                                               CLASS I               SHARES
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       5         56          9         16
Units redeemed........................     (52)       (70)       (29)       (20)
                                           ---        ---        ---        ---
  Net increase (decrease).............     (47)       (14)       (20)        (4)
                                           ===        ===        ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      11         40         18         13
Units redeemed........................     (54)       (80)       (15)       (11)
                                           ---        ---        ---        ---
  Net increase (decrease).............     (43)       (40)         3          2
                                           ===        ===        ===        ===


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2008 and December 31, 2007, 2006, 2005, 2004 and 2003.





                                                   MAINSTAY VP
                                                   BALANCED--
                                                  SERVICE CLASS
                                     --------------------------------------
                                       2008      2007      2006      2005
                                     --------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $4,634    $5,814    $5,952    $4,021
Units Outstanding..................      431       504       522       384
Variable Accumulation Unit Value...   $10.76    $11.55    $11.41    $10.47
Total Return.......................    (6.8%)     1.2%      9.0%      4.7%
Investment Income Ratio............       --      1.9%      2.0%      1.9%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $5,795    $7,342    $7,536    $5,541
Units Outstanding..................      539       636       659       529
Variable Accumulation Unit Value...   $10.77    $11.55    $11.41    $10.47
Total Return.......................    (6.8%)     1.2%      9.0%      4.7%
Investment Income Ratio............       --      1.9%      1.9%      1.9%







                                                             MAINSTAY VP
                                                           CASH MANAGEMENT
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $22,379   $17,455   $15,147   $16,122   $18,816   $27,888
Units Outstanding..................    15,244    12,112    10,856    11,934    14,156    20,884
Variable Accumulation Unit Value...   $  1.45   $  1.44   $  1.39   $  1.35   $  1.33   $  1.34
Total Return.......................      0.8%      3.5%      3.3%      1.6%     (0.5%)    (0.6%)
Investment Income Ratio............      2.8%      4.7%      4.5%      2.9%      0.8%      0.7%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $28,263   $22,380   $18,695   $19,638   $23,988   $32,002
Units Outstanding..................    19,468    15,515    13,408    14,418    18,047    23,965
Variable Accumulation Unit Value...   $  1.45   $  1.44   $  1.39   $  1.35   $  1.33   $  1.34
Total Return.......................      0.8%      3.5%      3.2%      1.6%     (0.5%)    (0.6%)
Investment Income Ratio............      2.8%      4.7%      4.5%      2.9%      0.8%      0.7%







                                                             MAINSTAY VP
                                                            CONVERTIBLE--
                                                            INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $12,910   $14,516   $15,911   $17,837   $21,042   $21,812
Units Outstanding..................       596       632       785       961     1,191     1,293
Variable Accumulation Unit Value...   $ 21.82   $ 22.98   $ 20.27   $ 18.60   $ 17.67   $ 16.87
Total Return.......................     (5.1%)    13.4%      9.0%      5.2%      4.7%     20.7%
Investment Income Ratio............        --      2.1%      2.2%      1.5%      1.7%      2.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $14,297   $15,694   $15,913   $16,613   $17,987   $17,661
Units Outstanding..................       654       684       787       896     1,020     1,049
Variable Accumulation Unit Value...   $ 21.76   $ 22.92   $ 20.22   $ 18.55   $ 17.63   $ 16.83
Total Return.......................     (5.1%)    13.4%      9.0%      5.2%      4.7%     20.7%
Investment Income Ratio............        --      2.2%      2.3%      1.5%      1.9%      2.6%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------








                              MAINSTAY VP                                                 MAINSTAY VP
                                BOND--                                              CAPITAL APPRECIATION--
                             INITIAL CLASS                                               INITIAL CLASS
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $18,876   $19,942   $22,809   $27,930   $32,655   $41,042   $66,773  $ 82,778  $ 95,153  $115,793  $139,443  $162,444
         1,020     1,074     1,291     1,633     1,924     2,485     2,840     3,168     4,037     5,068     6,529     7,820
       $ 18.54   $ 18.57   $ 17.67   $ 17.12   $ 16.97   $ 16.52   $ 23.54  $  26.14  $  23.56  $  22.85  $  21.36  $  20.77
         (0.2%)     5.1%      3.2%      0.9%      2.7%      3.2%    (10.0%)    10.9%      3.1%      7.0%      2.8%     25.4%
            --      3.5%      1.1%      3.0%      3.2%      3.7%        --      0.1%      0.3%        --      0.2%      0.2%


       $22,873   $22,841   $24,607   $28,796   $32,507   $38,609   $95,818  $116,975  $127,390  $151,570  $174,656  $190,775
         1,236     1,230     1,391     1,679     1,915     2,337     4,076     4,474     5,408     6,632     8,178     9,184
       $ 18.54   $ 18.57   $ 17.67   $ 17.12   $ 16.97   $ 16.52   $ 23.54  $  26.14  $  23.56  $  22.85  $  21.36  $  20.77
         (0.2%)     5.1%      3.2%      0.9%      2.7%      3.2%    (10.0%)    10.9%      3.1%      7.0%      2.8%     25.4%
            --      3.5%      1.1%      3.0%      3.3%      3.8%        --      0.1%      0.3%        --      0.2%      0.2%






                                                                           MAINSTAY VP
                              MAINSTAY VP                                 CONSERVATIVE
                            COMMON STOCK--                                ALLOCATION--
                             INITIAL CLASS                                SERVICE CLASS
      ----------------------------------------------------------  ----------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006
      ----------------------------------------------------------------------------------------


       $40,351   $50,558   $59,578   $64,668   $73,642   $76,639   $7,428    $6,440    $2,905
         1,393     1,551     1,891     2,370     2,865     3,264      702       578       274
       $ 28.97   $ 32.60   $ 31.41   $ 27.32   $ 25.70   $ 23.48   $10.68    $11.22    $10.60
        (11.1%)     3.8%     15.0%      6.3%      9.5%     24.7%    (4.8%)     5.8%      6.0%
            --      1.2%      0.5%      0.9%      1.3%      1.0%       --      3.7%      1.9%


       $56,141   $69,699   $78,196   $80,988   $89,868   $89,598   $6,736    $5,133    $2,527
         1,939     2,135     2,492     2,965     3,497     3,816      633       459       239
       $ 28.97   $ 32.60   $ 31.41   $ 27.32   $ 25.70   $ 23.48   $10.65    $11.19    $10.57
        (11.1%)     3.8%     15.0%      6.3%      9.5%     24.7%    (4.8%)     5.8%      5.7%
            --      1.2%      0.5%      1.0%      1.4%      1.1%       --      3.5%      1.9%






                           MAINSTAY VP                                    MAINSTAY VP
                       DEVELOPING GROWTH--                              FLOATING RATE--
                          INITIAL CLASS                                  SERVICE CLASS
      -----------------------------------------------------  -------------------------------------
        2008     2007     2006     2005     2004     2003      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------


      $ 1,739   $2,508   $2,083   $2,155   $2,097   $2,275    $4,843    $8,133    $8,345    $2,880
          131      158      177      203      219      248       457       764       790       285
      $ 13.12   $15.85   $11.80   $10.61   $ 9.59   $ 9.18    $10.60    $10.65    $10.54    $10.10
       (17.2%)   34.3%    11.2%    10.6%     4.5%    36.7%     (0.5%)     1.0%      4.4%      1.0%
           --       --       --       --       --       --      5.4%      6.3%      6.1%      4.8%


      $ 3,011   $3,749   $2,931   $2,675   $2,731   $2,776    $5,430    $7,617    $6,237    $2,010
          229      234      248      252      284      302       512       715       591       199
      $ 13.15   $15.88   $11.82   $10.63   $ 9.61   $ 9.20    $10.60    $10.65    $10.54    $10.10
       (17.2%)   34.3%    11.2%    10.6%     4.5%    36.7%     (0.5%)     1.0%      4.4%      1.0%
           --       --       --       --       --       --      5.3%      6.3%      6.1%      4.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                             MAINSTAY VP
                                                            GOVERNMENT--
                                                            INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $19,884   $19,211   $22,275   $27,258   $33,768   $47,553
Units Outstanding..................     1,049     1,022     1,249     1,569     1,963     2,819
Variable Accumulation Unit Value...   $ 18.95   $ 18.80   $ 17.86   $ 17.38   $ 17.20   $ 16.87
Total Return.......................      0.8%      5.3%      2.7%      1.1%      2.0%      0.6%
Investment Income Ratio............        --      4.6%      0.9%      2.8%      3.6%      3.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $20,212   $19,466   $21,756   $25,496   $30,205   $40,019
Units Outstanding..................     1,066     1,035     1,218     1,467     1,756     2,373
Variable Accumulation Unit Value...   $ 18.95   $ 18.80   $ 17.86   $ 17.38   $ 17.20   $ 16.87
Total Return.......................      0.8%      5.3%      2.7%      1.1%      2.0%      0.6%
Investment Income Ratio............        --      4.7%      1.0%      2.9%      3.7%      3.8%






                                                             MAINSTAY VP
                                                                ICAP
                                                           SELECT EQUITY--
                                                            INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $34,468   $ 8,695   $2,942    $2,581    $3,468    $2,648
Units Outstanding..................     2,675       583      207       216       301       253
Variable Accumulation Unit Value...   $ 12.89   $ 14.90   $14.13    $12.00    $11.53    $10.49
Total Return.......................    (13.5%)     5.5%    17.8%      4.1%      9.9%     26.3%
Investment Income Ratio............        --      0.7%     0.3%      0.8%      1.0%      0.9%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $45,830   $11,298   $5,063    $4,301    $4,460    $3,649
Units Outstanding..................     3,517       746      353       354       382       343
Variable Accumulation Unit Value...   $ 13.07   $ 15.10   $14.32    $12.16    $11.68    $10.63
Total Return.......................    (13.5%)     5.5%    17.8%      4.1%      9.9%     26.3%
Investment Income Ratio............        --      0.6%     0.3%      0.9%      1.0%      0.9%





                                                             MAINSTAY VP
                                                              LARGE CAP
                                                              GROWTH--
                                                            INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $4,236    $4,520    $4,920    $5,043    $6,446    $ 8,487
Units Outstanding..................      284       283       368       400       526        668
Variable Accumulation Unit Value...   $14.98    $16.00    $13.36    $12.62    $12.25    $ 12.71
Total Return.......................    (6.4%)    19.8%      5.8%      3.0%     (3.6%)     26.4%
Investment Income Ratio............       --        --      0.1%        --      0.2%       0.2%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $7,508    $7,723    $7,192    $7,234    $9,043    $10,395
Units Outstanding..................      497       478       534       568       732        811
Variable Accumulation Unit Value...   $15.11    $16.14    $13.47    $12.73    $12.36    $ 12.82
Total Return.......................    (6.4%)    19.8%      5.8%      3.0%     (3.6%)     26.4%
Investment Income Ratio............       --        --      0.1%        --      0.2%       0.2%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------



               MAINSTAY VP                                  MAINSTAY VP
                 GROWTH                                     HIGH YIELD
              ALLOCATION--                               CORPORATE BOND--
              SERVICE CLASS                                INITIAL CLASS
      ----------------------------  ----------------------------------------------------------
        2008      2007      2006      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------


       $ 4,096   $4,397    $1,990    $79,996   $96,063  $117,708  $134,047  $156,942  $150,241
           387      370       190      3,135     3,670     4,543     5,729     6,804     7,248
       $ 10.59   $11.87    $10.92    $ 25.59   $ 26.18  $  25.92  $  23.44  $  23.07  $  20.73
        (10.7%)    8.7%      9.2%      (2.2%)     1.0%     10.6%      1.6%     11.3%     34.6%
            --     1.1%      1.3%         --      6.2%      1.8%      5.4%      6.9%      7.9%


       $ 5,291   $5,371    $3,103    $72,708   $85,676  $ 97,906  $107,082  $116,727  $108,307
           493      448       282      2,850     3,279     3,783     4,572     5,066     5,231
       $ 10.69   $11.97    $11.01    $ 25.56   $ 26.15  $  25.89  $  23.41  $  23.04  $  20.71
        (10.7%)    8.7%     10.1%      (2.2%)     1.0%     10.6%      1.6%     11.3%     34.6%
            --     1.1%      1.4%         --      6.3%      1.8%      5.6%      7.0%      7.8%





                                                                                          MAINSTAY VP
                              MAINSTAY VP                                                INTERNATIONAL
                           INCOME & GROWTH--                                               EQUITY--
                             INITIAL CLASS                                               INITIAL CLASS
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


         --        --      $4,773    $4,996    $5,309    $4,797    $14,805   $18,741   $19,477   $14,883   $12,832   $9,245
         --        --         348       419       461       464        658       743       800       792       728      607
         --        --      $13.72    $11.89    $11.51    $10.35    $ 22.54   $ 25.23   $ 24.36   $ 18.79   $ 17.63   $15.22
         --        --       15.3%      3.4%     11.2%     27.0%     (10.7%)     3.6%     29.6%      6.6%     15.8%    28.3%
         --        --        0.6%      1.1%      1.7%      1.5%         --      0.7%      0.3%      1.7%      1.0%     2.0%


         --        --      $5,741    $5,976    $6,092    $5,379    $18,869   $23,008   $22,860   $16,553   $11,842   $8,147
         --        --         418       502       529       520        839       912       937       880       671      535
         --        --      $13.72    $11.89    $11.51    $10.35    $ 22.55   $ 25.24   $ 24.37   $ 18.80   $ 17.64   $15.23
         --        --       15.3%      3.4%     11.2%     27.0%     (10.7%)     3.6%     29.6%      6.6%     15.8%    28.3%
         --        --        0.6%      1.1%      1.8%      1.5%         --      0.7%      0.3%      1.9%      1.1%     2.0%






                              MAINSTAY VP                                                 MAINSTAY VP
                                MID CAP                                                     MID CAP
                                CORE--                                                     GROWTH--
                             INITIAL CLASS                                               INITIAL CLASS
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $5,696    $ 7,296   $ 8,277   $8,693    $5,763    $2,859    $ 7,730   $10,316   $11,764   $12,740   $9,433    $5,892
          344        411       484      577       438       262        518       619       815       942      806       609
       $16.58    $ 17.71   $ 17.08   $15.06    $13.16    $10.91    $ 14.91   $ 16.67   $ 14.59   $ 13.53   $11.70    $ 9.67
        (6.4%)      3.7%     13.5%    14.4%     20.6%     33.7%     (10.5%)    14.3%      7.8%     15.6%    21.0%     42.9%
           --       0.4%        --     0.6%      0.6%      0.6%         --        --        --      0.1%       --        --


       $8,338    $10,457   $10,796   $9,472    $5,628    $2,806    $11,220   $14,323   $14,844   $14,438   $9,572    $4,925
          504        590       631      628       427       257        739       844       999     1,047      803       500
       $16.60    $ 17.74   $ 17.11   $15.08    $13.19    $10.93    $ 15.19   $ 16.98   $ 14.86   $ 13.78   $11.92    $ 9.85
        (6.4%)      3.7%     13.5%    14.4%     20.6%     33.7%     (10.5%)    14.3%      7.8%     15.6%    21.0%     42.9%
           --       0.4%        --     0.6%      0.6%      0.6%         --        --        --        --       --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                             MAINSTAY VP
                                                               MID CAP
                                                               VALUE--
                                                            INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $ 8,248   $11,159   $13,928   $15,360   $12,782   $7,511
Units Outstanding..................       639       787       964     1,190     1,032      704
Variable Accumulation Unit Value...   $ 12.90   $ 14.19   $ 14.54   $ 12.92   $ 12.38   $10.67
Total Return.......................     (9.1%)    (2.4%)    12.6%      4.3%     16.0%    27.3%
Investment Income Ratio............        --      0.9%      0.1%      0.8%      1.0%     1.2%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $11,395   $14,731   $17,461   $17,499   $13,348   $8,130
Units Outstanding..................       897     1,053     1,217     1,374     1,094      773
Variable Accumulation Unit Value...   $ 12.71   $ 13.98   $ 14.33   $ 12.73   $ 12.20   $10.52
Total Return.......................     (9.1%)    (2.4%)    12.6%      4.3%     16.0%    27.3%
Investment Income Ratio............        --      1.0%      0.1%      0.8%      1.0%     1.2%






                                                             MAINSTAY VP
                                                               S&P 500
                                                               INDEX--
                                                            INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $ 72,373  $ 94,709  $112,464  $122,733  $143,383  $146,296
Units Outstanding..................     2,383     2,726     3,363     4,183     5,051     5,621
Variable Accumulation Unit Value...  $  30.39  $  34.75  $  33.45  $  29.36  $  28.39  $  26.03
Total Return.......................    (12.5%)     3.9%     13.9%      3.4%      9.1%     26.5%
Investment Income Ratio............        --      1.5%      0.5%      1.1%      1.5%      1.3%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $105,803  $132,741  $152,329  $157,412  $173,793  $171,087
Units Outstanding..................     3,485     3,820     4,553     5,363     6,123     6,574
Variable Accumulation Unit Value...  $  30.39  $  34.75  $  33.45  $  29.36  $  28.39  $  26.03
Total Return.......................    (12.5%)     3.9%     13.9%      3.4%      9.1%     26.5%
Investment Income Ratio............        --      1.5%      0.5%      1.1%      1.5%      1.3%






                                                             MAINSTAY VP
                                                               VALUE--
                                                            INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................     --      $36,488   $44,464   $45,425   $51,220   $52,162
Units Outstanding..................     --        1,436     1,765     2,116     2,500     2,796
Variable Accumulation Unit Value...     --      $ 25.43   $ 25.21   $ 21.49   $ 20.49   $ 18.65
Total Return.......................     --         0.9%     17.3%      4.9%      9.8%     25.7%
Investment Income Ratio............     --         1.5%      0.4%      1.1%      1.1%      1.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................     --      $47,047   $54,881   $54,597   $58,043   $56,255
Units Outstanding..................     --        1,847     2,172     2,533     2,825     3,007
Variable Accumulation Unit Value...     --      $ 25.50   $ 25.28   $ 21.55   $ 20.55   $ 18.71
Total Return.......................     --         0.9%     17.3%      4.9%      9.8%     25.7%
Investment Income Ratio............     --         1.5%      0.4%      1.2%      1.1%      1.6%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------


                                             MAINSTAY VP
               MAINSTAY VP                    MODERATE
                MODERATE                       GROWTH
              ALLOCATION--                  ALLOCATION--
              SERVICE CLASS                 SERVICE CLASS
      ----------------------------  ----------------------------
        2008      2007      2006      2008      2007      2006
      ----------------------------------------------------------


       $ 7,061   $ 6,858   $3,407    $ 9,230   $ 8,696   $4,284
           660       596      318        864       735      394
       $ 10.70   $ 11.48   $10.72    $ 10.70   $ 11.72   $10.88
         (6.8%)     7.1%     7.2%      (8.7%)     7.7%     8.8%
            --      2.6%     1.6%         --      2.0%     1.8%

       $12,631   $12,194   $6,133    $13,710   $12,672   $8,054
         1,172     1,055      566      1,263     1,065      723
       $ 10.77   $ 11.56   $10.79    $ 10.86   $ 11.89   $11.04
         (6.8%)     7.1%     7.9%      (8.7%)     7.7%    10.4%
            --      2.6%     1.8%         --      1.8%     1.7%





                              MAINSTAY VP
                               SMALL CAP                                                  MAINSTAY VP
                               GROWTH--                                                 TOTAL RETURN--
                             INITIAL CLASS                                               INITIAL CLASS
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $2,636    $3,358    $4,819    $5,324    $5,773    $5,197    $53,283   $65,985   $76,269   $85,369  $102,017  $113,786
          272       315       432       500       557       541      2,230     2,532     3,104     3,755     4,717     5,524
       $ 9.68    $10.68    $11.18    $10.65    $10.37    $ 9.60    $ 23.90   $ 26.08   $ 24.57   $ 22.74  $  21.63  $  20.60
        (9.4%)    (4.4%)     4.9%      2.7%      8.0%     39.9%      (8.4%)     6.1%      8.1%      5.1%      5.0%     18.1%
           --        --        --        --        --        --         --      2.1%      0.6%      1.4%      1.6%      1.8%

       $3,504    $4,462    $6,155    $6,704    $6,432    $4,771    $62,058   $75,472   $84,654   $97,302  $112,661  $121,853
          356       411       541       619       610       489      2,600     2,895     3,445     4,280     5,209     5,915
       $ 9.84    $10.86    $11.37    $10.83    $10.55    $ 9.77    $ 23.90   $ 26.08   $ 24.57   $ 22.74  $  21.63  $  20.60
        (9.4%)    (4.4%)     4.9%      2.7%      8.0%     39.9%      (8.4%)     6.1%      8.1%      5.1%      5.0%     18.1%
           --        --        --        --        --        --         --      2.2%      0.6%      1.4%      1.6%      1.9%







                            ALGER AMERICAN
                           SMALLCAP GROWTH--                                          CVS CALVERT SOCIAL
                            CLASS O SHARES                                            BALANCED PORTFOLIO
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $ 7,123   $10,043   $10,671   $10,101   $ 9,890   $ 9,788   $1,582    $1,835    $2,246    $2,592    $3,204    $3,387
           538       635       781       880       990     1,127       81        87       108       134       172       195
       $ 13.23   $ 15.81   $ 13.66   $ 11.53   $  9.99   $  8.68   $19.62    $21.12    $20.82    $19.40    $18.60    $17.40
        (16.3%)    15.7%     18.5%     15.4%     15.1%     40.5%    (7.1%)     1.4%      7.4%      4.3%      6.9%     17.8%
            --        --        --        --        --        --       --      2.2%      2.1%      1.7%      1.6%      2.2%

       $11,260   $15,050   $15,455   $13,917   $12,222   $10,742   $3,971    $4,528    $5,279    $5,329    $5,584    $5,280
           852       956     1,132     1,207     1,223     1,237      202       214       253       274       300       303
       $ 13.23   $ 15.80   $ 13.66   $ 11.53   $  9.99   $  8.68   $19.64    $21.15    $20.85    $19.42    $18.62    $17.42
        (16.3%)    15.7%     18.5%     15.4%     15.1%     40.5%    (7.1%)     1.4%      7.4%      4.3%      6.9%     17.8%
            --        --        --        --        --        --       --      2.2%      2.3%      1.8%      1.7%      2.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                         COLUMBIA
                                                         SMALL CAP
                                                        VALUE FUND,
                                                     VARIABLE SERIES--
                                                          CLASS B
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $1,400    $1,717    $2,186    $1,127    $  140
Units Outstanding..................      124       138       169       102        13
Variable Accumulation Unit Value...   $11.29    $12.47    $12.97    $11.01    $10.57
Total Return.......................    (9.5%)    (3.8%)    17.8%      4.1%      5.7%
Investment Income Ratio............       --      0.3%      0.4%        --      0.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $1,732    $2,216    $2,587    $1,630    $   23
Units Outstanding..................      153       178       199       148         2
Variable Accumulation Unit Value...   $11.29    $12.47    $12.97    $11.01    $10.57
Total Return.......................    (9.5%)    (3.8%)    17.8%      4.1%      5.7%
Investment Income Ratio............       --      0.3%      0.4%        --      0.6%







                                                           FIDELITY(R) VIP
                                                           EQUITY-INCOME--
                                                            INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $16,776   $22,752   $26,913   $25,988   $27,140   $25,421
Units Outstanding..................       886     1,018     1,207     1,382     1,509     1,556
Variable Accumulation Unit Value...   $ 18.98   $ 22.35   $ 22.30   $ 18.80   $ 17.99   $ 16.34
Total Return.......................    (15.1%)     0.2%     18.6%      4.5%     10.1%     28.7%
Investment Income Ratio............        --      1.7%      3.3%      1.7%      1.5%      1.9%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $23,248   $30,288   $33,816   $31,688   $30,977   $27,839
Units Outstanding..................     1,234     1,365     1,526     1,698     1,735     1,716
Variable Accumulation Unit Value...   $ 18.83   $ 22.19   $ 22.14   $ 18.66   $ 17.86   $ 16.22
Total Return.......................    (15.1%)     0.2%     18.6%      4.5%     10.1%     28.7%
Investment Income Ratio............        --      1.7%      3.3%      1.6%      1.5%      1.8%





                                                             JANUS ASPEN
                                                               SERIES
                                                              WORLDWIDE
                                                              GROWTH--
                                                        INSTITUTIONAL SHARES
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $18,991   $26,284   $28,916   $32,111   $40,513   $48,340
Units Outstanding..................     1,153     1,301     1,550     2,010     2,646     3,265
Variable Accumulation Unit Value...   $ 16.50   $ 20.20   $ 18.67   $ 16.00   $ 15.31   $ 14.80
Total Return.......................    (18.3%)     8.2%     16.7%      4.5%      3.4%     22.4%
Investment Income Ratio............      1.2%      0.7%      1.7%      1.3%      1.0%      1.1%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $30,015   $40,184   $44,352   $45,417   $53,467   $58,703
Units Outstanding..................     1,814     1,986     2,371     2,835     3,485     3,957
Variable Accumulation Unit Value...   $ 16.53   $ 20.24   $ 18.71   $ 16.03   $ 15.34   $ 14.83
Total Return.......................    (18.3%)     8.2%     16.7%      4.5%      3.4%     22.4%
Investment Income Ratio............      1.2%      0.7%      1.7%      1.3%      1.0%      1.1%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------


                           DREYFUS IP
                           TECHNOLOGY                                            FIDELITY(R) VIP
                            GROWTH--                                             CONTRAFUND(R)--
                         INITIAL SHARES                                           INITIAL CLASS
      ----------------------------------------------------  ---------------------------------------------------------
        2008     2007     2006     2005     2004     2003     2008     2007      2006      2005      2004      2003
      ---------------------------------------------------------------------------------------------------------------


      $   850   $1,145   $1,017   $1,281   $1,707   $1,938  $43,569   $54,736   $55,525   $56,939   $52,630   $47,782
           92      108      109      141      192      216    1,606     1,758     2,074     2,341     2,497     2,584
      $  9.25   $10.61   $ 9.37   $ 9.10   $ 8.88   $ 8.95  $ 27.17   $ 31.14   $ 26.82   $ 24.33   $ 21.07   $ 18.49
       (12.8%)   13.2%     3.0%     2.4%    (0.8%)   49.0%   (12.7%)    16.1%     10.3%     15.4%     14.0%     26.8%
           --       --       --       --       --       --     0.0%      0.9%      1.3%      0.3%      0.3%      0.5%

      $ 1,866   $2,290   $2,222   $2,100   $2,470   $2,579  $70,930   $86,830   $85,742   $84,852   $73,367   $65,135
          208      223      245      238      287      297    2,662     2,842     3,259     3,556     3,549     3,592
      $  8.98   $10.29   $ 9.09   $ 8.83   $ 8.62   $ 8.69  $ 26.65   $ 30.54   $ 26.31   $ 23.86   $ 20.67   $ 18.13
       (12.8%)   13.2%     3.0%     2.4%    (0.8%)   49.0%   (12.7%)    16.1%     10.3%     15.4%     14.0%     26.8%
           --       --       --       --       --       --     0.0%      0.9%      1.3%      0.3%      0.3%      0.5%





                                                                                          JANUS ASPEN
                            FIDELITY(R) VIP                                                 SERIES
                               MID CAP--                                                  BALANCED--
                            SERVICE CLASS 2                                          INSTITUTIONAL SHARES
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $ 7,279   $ 8,967   $ 8,918   $ 8,083   $4,269    $  431    $30,171   $34,086   $37,742   $42,249   $49,154   $54,194
           386       441       499       501      309        38      1,198     1,310     1,582     1,937     2,400     2,834
       $ 18.83   $ 20.35   $ 17.87   $ 16.11   $13.83    $11.24    $ 25.26   $ 26.03   $ 23.85   $ 21.83   $ 20.48   $ 19.12
         (7.5%)    13.8%     10.9%     16.5%    23.0%     12.4%      (3.0%)     9.1%      9.3%      6.6%      7.1%     12.6%
          0.2%      0.5%      0.2%        --       --         --      2.8%      2.5%      2.1%      2.2%      2.2%      2.2%

       $13,274   $15,309   $14,735   $11,499   $5,080    $  338    $56,020   $61,201   $65,618   $68,627   $74,451   $77,365
           694       740       811       702      361        30      2,213     2,342     2,742     3,136     3,625     4,035
       $ 19.15   $ 20.70   $ 18.18   $ 16.39   $14.07    $11.43    $ 25.32   $ 26.10   $ 23.92   $ 21.89   $ 20.54   $ 19.17
         (7.5%)    13.8%     10.9%     16.5%    23.0%     14.3%      (3.0%)     9.1%      9.3%      6.6%      7.1%     12.6%
          0.2%      0.5%      0.2%        --       --         --      2.9%      2.5%      2.1%      2.3%      2.2%      2.2%





                                MFS(R)
                               INVESTORS                                                    MFS(R)
                            TRUST SERIES--                                             RESEARCH SERIES--
                             INITIAL CLASS                                               INITIAL CLASS
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $  926    $1,101    $1,221    $1,322    $1,441    $1,479    $ 1,231   $1,555    $1,681    $1,886    $2,001    $1,882
           85        92       111       135       155       175        105      118       143       175       197       212
       $10.86    $11.95    $10.98    $ 9.84    $ 9.29    $ 8.45    $ 11.86   $13.17    $11.79    $10.81    $10.16    $ 8.89
        (9.1%)     8.8%     11.5%      5.9%      9.9%     20.6%     (10.0%)   11.7%      9.0%      6.4%     14.4%     23.1%
         1.5%      0.8%      0.5%      0.6%      0.6%      0.6%       1.0%     0.7%      0.5%      0.5%      1.1%      0.7%

       $1,289    $1,572    $1,838    $1,967    $1,977    $1,899    $ 1,938   $2,358    $2,439    $2,952    $2,918    $2,537
          116       128       163       194       207       219        166      181       210       277       291       289
       $11.16    $12.28    $11.28    $10.12    $ 9.55    $ 8.69    $ 11.70   $13.01    $11.64    $10.67    $10.03    $ 8.77
        (9.1%)     8.8%     11.5%      5.9%      9.9%     20.6%     (10.0%)   11.7%      9.0%      6.4%     14.4%     23.1%
         1.5%      0.8%      0.5%      0.6%      0.6%      0.7%       1.0%     0.7%      0.5%      0.5%      1.1%      0.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                          MFS(R)
                                                    UTILITIES SERIES--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $21,241   $22,592   $14,051   $ 9,538   $1,794
Units Outstanding..................       929       959       752       653      143
Variable Accumulation Unit Value...   $ 22.92   $ 23.53   $ 18.69   $ 14.46   $12.57
Total Return.......................     (2.6%)    25.9%     29.3%     15.1%    25.7%
Investment Income Ratio............      2.3%      0.7%      1.8%      0.4%       --

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $30,912   $31,995   $20,973   $13,230   $2,143
Units Outstanding..................     1,311     1,323     1,089       895      166
Variable Accumulation Unit Value...   $ 23.53   $ 24.16   $ 19.19   $ 14.85   $12.90
Total Return.......................     (2.6%)    25.9%     29.3%     15.1%    29.0%
Investment Income Ratio............      2.3%      0.8%      1.8%      0.4%       --






                                                      ROYCE
                                              SMALL-CAP PORTFOLIO--
                                                INVESTMENT CLASS
                                     --------------------------------------
                                       2008      2007      2006      2005
                                     --------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $1,401    $1,378    $1,391    $  528
Units Outstanding..................      119       118       117        50
Variable Accumulation Unit Value...   $11.81    $11.66    $12.07    $10.59
Total Return.......................     1.3%     (3.4%)    14.0%      5.9%
Investment Income Ratio............       --        --      0.1%         --

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $1,947    $1,761    $1,709    $  684
Units Outstanding..................      155       142       133        61
Variable Accumulation Unit Value...   $12.54    $12.38    $12.82    $11.24
Total Return.......................     1.3%     (3.4%)    14.0%     12.4%
Investment Income Ratio............       --        --      0.1%         --






                                                        VAN KAMPEN UIF
                                                   EMERGING MARKETS EQUITY--
                                                            CLASS I
                                     ----------------------------------------------------
                                       2008     2007     2006     2005     2004     2003
                                     ----------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $13,300  $17,364  $12,850  $ 9,133   $5,991   $5,895
Units Outstanding..................      504      551      565      547      472      564
Variable Accumulation Unit Value...  $ 26.36  $ 31.50  $ 22.72  $ 16.79   $12.70   $10.45
Total Return.......................   (16.3%)   38.6%    35.4%    32.1%    21.5%    47.7%
Investment Income Ratio............       --     0.4%     0.8%     0.4%     0.7%       --

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $17,887  $22,759  $17,308  $11,994   $8,335   $6,767
Units Outstanding..................      673      716      756      709      651      642
Variable Accumulation Unit Value...  $ 26.56  $ 31.74  $ 22.90  $ 16.91   $12.80   $10.53
Total Return.......................   (16.3%)   38.6%    35.4%    32.1%    21.5%    47.7%
Investment Income Ratio............       --     0.4%     0.8%     0.4%     0.7%       --



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------


                         NEUBERGER                                      ROYCE
                         BERMAN AMT                                   MICRO-CAP
                          MID-CAP                                    PORTFOLIO--
                     GROWTH PORTFOLIO--                              INVESTMENT
                          CLASS S                                       CLASS
      -----------------------------------------------  --------------------------------------
        2008     2007      2006      2005      2004      2008      2007      2006      2005
      ---------------------------------------------------------------------------------------


      $ 1,052   $1,214    $  604    $  525    $  210    $1,978    $2,403    $1,778    $  312
           66       68        41        40        18       146       164       122        26
      $ 15.73   $17.95    $14.88    $13.17    $11.76    $13.60    $14.73    $14.35    $12.01
       (12.4%)   20.6%     13.0%     12.0%     17.6%     (7.7%)     2.6%     19.5%     20.1%
           --       --        --        --        --        --      1.6%      0.3%      1.9%

      $ 1,025   $1,241    $  853    $  576    $  248    $2,474    $2,783    $2,429    $  311
           69       72        60        46        22       184       189       169        26
      $ 15.00   $17.11    $14.19    $12.56    $11.22    $13.63    $14.76    $14.38    $12.04
       (12.4%)   20.6%     13.0%     12.0%     12.2%     (7.7%)     2.6%     19.5%     20.4%
           --       --        --        --        --        --      1.5%      0.3%      1.9%






                            T. ROWE PRICE                                                  VAN ECK
                                EQUITY                                                    WORLDWIDE
                                INCOME                                                      HARD
                              PORTFOLIO                                                    ASSETS
      ---------------------------------------------------------  ----------------------------------------------------------
        2008     2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ---------------------------------------------------------------------------------------------------------------------


      $11,632   $15,721   $17,858   $17,014   $15,968   $12,398   $23,972   $18,894   $12,608   $ 7,976   $2,394    $1,288
          789       917     1,062     1,186     1,143     1,007       491       475       455       354      159       105
      $ 14.73   $ 17.16   $ 16.83   $ 14.33   $ 13.97   $ 12.32   $ 48.82   $ 39.72   $ 27.68   $ 22.53   $15.05    $12.30
       (14.1%)     1.9%     17.4%      2.6%     13.4%     23.9%     22.9%     43.5%     22.9%     49.7%    22.4%     43.2%
         2.0%      1.7%      1.6%      1.6%      1.6%      1.7%      0.5%      0.1%      0.1%      0.2%     0.3%      0.5%


      $18,344   $23,936   $25,397   $22,498   $19,083   $12,581   $31,477   $24,113   $16,570   $10,967   $3,242    $1,550
        1,234     1,385     1,502     1,557     1,355     1,014       632       597       589       483      212       124
      $ 14.85   $ 17.29   $ 16.96   $ 14.44   $ 14.08   $ 12.41   $ 49.58   $ 40.34   $ 28.12   $ 22.88   $15.28    $12.49
       (14.1%)     1.9%     17.4%      2.6%     13.4%     23.9%     22.9%     43.5%     22.9%     49.7%    22.4%     43.2%
         2.0%      1.7%      1.6%      1.6%      1.7%      1.8%      0.5%      0.1%      0.1%      0.2%     0.3%      0.4%





                      VICTORY VIF
                      DIVERSIFIED
                        STOCK--
                        CLASS A
                         SHARES
      -------------------------------------------
        2008     2007     2006     2005     2004
      -------------------------------------------


       $  856   $1,230   $1,178   $  738  $  233
           67       87       91       64      22
       $13.09   $14.09   $12.98   $11.57  $10.78
        (7.1%)    8.5%    12.2%     7.3%    7.8%
         0.6%     0.7%     0.3%     0.1%    1.3%

       $1,512   $1,588   $1,446   $1,236  $  267
          113      110      108      104      24
       $13.45   $14.48   $13.34   $11.89  $11.07
        (7.1%)    8.5%    12.2%     7.3%   10.7%
         0.6%     0.6%     0.3%     0.1%    1.4%




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